UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01766

Name of Registrant:	Vanguard Wellesley Income Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2025—March 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Wellesley® Income Fund Investor Shares - VWINX

Wellesley® Income Fund Admiral™ Shares - VWIAX

Wellington™ U.S. Growth Active ETF ETF Shares - VUSG

Wellington™ Dividend Growth Active ETF ETF Shares - VDIG

Wellington™ U.S. Value Active ETF ETF Shares - VUSV

Vanguard Wellesley® Income Fund

Investor Shares (VWINX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Wellesley Income Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$47,413
Number of Portfolio Holdings	1,523
Portfolio Turnover Rate	39%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	1.4%
Common Stocks	37.3%
Corporate Bonds	42.7%
Sovereign Bonds	0.7%
Taxable Municipal Bonds	3.2%
U.S. Government and Agency Obligations	13.4%
Other Assets and Liabilities—NetFootnote Reference	1.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR27

Vanguard Wellesley® Income Fund

Admiral™ Shares (VWIAX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Wellesley Income Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$47,413
Number of Portfolio Holdings	1,523
Portfolio Turnover Rate	39%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	1.4%
Common Stocks	37.3%
Corporate Bonds	42.7%
Sovereign Bonds	0.7%
Taxable Municipal Bonds	3.2%
U.S. Government and Agency Obligations	13.4%
Other Assets and Liabilities—NetFootnote Reference	1.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR527

Vanguard Wellington™ U.S. Growth Active ETF

ETF Shares (VUSG) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Wellington™ U.S. Growth Active ETF (the "Fund") for the period of November 14, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13Footnote Reference1	0.35%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$23
Number of Portfolio Holdings	38
Portfolio Turnover Rate	26%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	10.4%
Consumer Discretionary	14.4%
Financials	5.0%
Health Care	6.5%
Industrials	5.1%
Information Technology	53.2%
Other	2.9%
Real Estate	1.9%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 14, 2025 . For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV054

Vanguard Wellington™ Dividend Growth Active ETF

ETF Shares (VDIG) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Wellington™ Dividend Growth Active ETF (the "Fund") for the period of November 14, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$15Footnote Reference1	0.40%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$24
Number of Portfolio Holdings	35
Portfolio Turnover Rate	21%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	3.4%
Consumer Discretionary	12.8%
Consumer Staples	7.1%
Energy	0.5%
Financials	24.9%
Health Care	12.5%
Industrials	10.1%
Information Technology	23.0%
Materials	4.3%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 14, 2025 . For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV053

Vanguard Wellington™ U.S. Value Active ETF

ETF Shares (VUSV) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Wellington™ U.S. Value Active ETF (the "Fund") for the period of November 14, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11Footnote Reference1	0.30%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$54
Number of Portfolio Holdings	89
Portfolio Turnover Rate	26%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	7.1%
Consumer Discretionary	8.2%
Consumer Staples	6.3%
Energy	8.4%
Financials	15.2%
Health Care	13.3%
Industrials	13.6%
Information Technology	12.8%
Materials	4.8%
Real Estate	4.5%
Utilities	3.6%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments  and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 14, 2025 . For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV055

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2026
Vanguard Wellesley® Income Fund

Contents
Financial Statements	1

Wellesley Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (13.4%)
U.S. Government Securities (12.2%)
	United States Treasury Note/Bond	3.375%	11/30/2027	50,000	49,637
	United States Treasury Note/Bond	3.875%	11/30/2027	160,542	160,642
	United States Treasury Note/Bond	3.375%	12/31/2027	256,569	254,614
	United States Treasury Note/Bond	3.875%	12/31/2027	23,014	23,029
	United States Treasury Note/Bond	4.250%	1/15/2028	68,359	68,845
	United States Treasury Note/Bond	3.500%	1/31/2028	60,864	60,521
	United States Treasury Note/Bond	4.250%	2/15/2028	86,579	87,252
	United States Treasury Note/Bond	4.000%	2/29/2028	16,561	16,616
	United States Treasury Note/Bond	3.875%	3/15/2028	70,000	70,085
	United States Treasury Note/Bond	3.875%	3/31/2028	58,761	58,852
	United States Treasury Note/Bond	3.750%	4/15/2028	128,108	127,943
	United States Treasury Note/Bond	3.625%	5/31/2028	40,730	40,571
	United States Treasury Note/Bond	4.000%	6/30/2028	6,686	6,714
	United States Treasury Note/Bond	3.625%	8/15/2028	65,016	64,745
	United States Treasury Note/Bond	4.375%	8/31/2028	90,667	91,804
	United States Treasury Note/Bond	3.375%	9/15/2028	18,634	18,443
	United States Treasury Note/Bond	4.625%	9/30/2028	99,606	101,509
	United States Treasury Note/Bond	3.500%	11/15/2028	27,616	27,396
	United States Treasury Note/Bond	3.750%	12/31/2028	68,735	68,601
	United States Treasury Note/Bond	4.000%	1/31/2029	115,524	116,048
	United States Treasury Note/Bond	3.500%	2/15/2029	5,095	5,051
	United States Treasury Note/Bond	1.875%	2/28/2029	2,855	2,703
	United States Treasury Note/Bond	4.250%	2/28/2029	105,035	106,246
	United States Treasury Note/Bond	3.500%	3/15/2029	220,379	218,459
	United States Treasury Note/Bond	4.125%	3/31/2029	124,379	125,424
	United States Treasury Note/Bond	4.625%	4/30/2029	73,899	75,570
	United States Treasury Note/Bond	4.500%	5/31/2029	178,054	181,517
	United States Treasury Note/Bond	4.250%	6/30/2029	83,510	84,544
	United States Treasury Note/Bond	4.000%	7/31/2029	82,734	83,113
	United States Treasury Note/Bond	3.625%	8/31/2029	37,724	37,434
	United States Treasury Note/Bond	3.500%	9/30/2029	104,264	103,022
	United States Treasury Note/Bond	4.125%	10/31/2029	70,850	71,429
	United States Treasury Note/Bond	4.375%	12/31/2029	53,299	54,211
	United States Treasury Note/Bond	4.250%	1/31/2030	313	316
	United States Treasury Note/Bond	4.000%	2/28/2030	43,642	43,811
	United States Treasury Note/Bond	4.000%	3/31/2030	36,800	36,939
	United States Treasury Note/Bond	3.875%	4/30/2030	17,913	17,895
	United States Treasury Note/Bond	4.000%	5/31/2030	68,369	68,617
	United States Treasury Note/Bond	3.875%	6/30/2030	61,765	61,681
	United States Treasury Note/Bond	3.875%	7/31/2030	11,176	11,159
	United States Treasury Note/Bond	3.625%	10/31/2030	55,477	54,766
	United States Treasury Note/Bond	4.875%	10/31/2030	4,037	4,194
	United States Treasury Note/Bond	3.500%	11/30/2030	46,071	45,227
	United States Treasury Note/Bond	3.625%	12/31/2030	64,061	63,195
	United States Treasury Note/Bond	3.750%	1/31/2031	256,817	254,660
	United States Treasury Note/Bond	3.500%	2/28/2031	444,133	435,476
	United States Treasury Note/Bond	4.125%	7/31/2031	87,979	88,546
	United States Treasury Note/Bond	4.000%	6/30/2032	2,122	2,112
	United States Treasury Note/Bond	3.875%	8/31/2032	14,007	13,833
	United States Treasury Note/Bond	3.750%	10/31/2032	34,135	33,432
	United States Treasury Note/Bond	3.875%	12/31/2032	32,372	31,906
	United States Treasury Note/Bond	4.000%	1/31/2033	70,811	70,291
	United States Treasury Note/Bond	3.750%	2/28/2033	61,924	60,530
	United States Treasury Note/Bond	4.500%	11/15/2033	85,363	87,137
	United States Treasury Note/Bond	4.375%	5/15/2034	12,291	12,422
	United States Treasury Note/Bond	4.250%	11/15/2034	65,276	65,256
[1]	United States Treasury Note/Bond	4.000%	11/15/2035	224,422	218,916
[2]	United States Treasury Note/Bond	4.125%	2/15/2036	386,697	380,640
	United States Treasury Note/Bond	2.000%	11/15/2041	152,871	105,720
	United States Treasury Note/Bond	3.375%	8/15/2042	39,896	33,333

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.000%	11/15/2042	96,002	86,875
	United States Treasury Note/Bond	4.875%	8/15/2045	27,643	27,556
	United States Treasury Note/Bond	4.625%	11/15/2045	76,091	73,377
	United States Treasury Note/Bond	2.500%	2/15/2046	92,449	63,772
	United States Treasury Note/Bond	4.625%	2/15/2046	76,624	73,868
	United States Treasury Note/Bond	2.375%	5/15/2051	25,018	15,651
	United States Treasury Note/Bond	3.625%	5/15/2053	706	566
	United States Treasury Note/Bond	4.750%	11/15/2053	4,770	4,640
	United States Treasury Note/Bond	4.625%	5/15/2054	17,832	17,006
	United States Treasury Note/Bond	4.250%	8/15/2054	22,855	20,476
	United States Treasury Note/Bond	4.500%	11/15/2054	39,095	36,530
	United States Treasury Note/Bond	4.625%	2/15/2055	22,442	21,413
	United States Treasury Note/Bond	4.750%	5/15/2055	6,898	6,717
	United States Treasury Note/Bond	4.750%	8/15/2055	63,627	62,006
	United States Treasury Note/Bond	4.625%	11/15/2055	85,277	81,489
	United States Treasury Note/Bond	4.750%	2/15/2056	217,244	211,881
					5,768,423
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/2060	19,800	17,458
Conventional Mortgage-Backed Securities (1.1%)
[3,4]	Fannie Mae Pool	3.000%	6/1/2043	4,657	4,271
[3,4]	Fannie Mae Pool	3.820%	12/1/2030	29,232	28,720
[3,4]	Fannie Mae Pool	4.050%	9/1/2030	30,335	30,101
[3,4]	Fannie Mae Pool	4.120%	10/1/2030	22,118	22,005
[3,4]	Fannie Mae Pool	4.190%	8/1/2030	14,545	14,519
[3,4]	Fannie Mae Pool	4.200%	10/1/2030	40,630	40,558
[3,4]	Fannie Mae Pool	4.220%	8/1/2030–9/1/2030	27,678	27,661
[3,4]	Fannie Mae Pool	4.240%	9/1/2030	49,341	49,323
[3,4]	Fannie Mae Pool	4.270%	10/1/2030	28,085	28,115
[3,4]	Fannie Mae Pool	4.295%	10/1/2030	18,885	18,925
[3,4]	Fannie Mae Pool	4.340%	4/1/2030–8/1/2030	101,570	102,050
[3,4]	Fannie Mae Pool	4.360%	7/1/2030	11,925	11,998
[3,4]	Fannie Mae Pool	4.380%	8/1/2030	10,000	10,057
[3,4]	Fannie Mae Pool	4.400%	9/1/2030	19,210	19,336
[3,4]	Fannie Mae Pool	4.420%	8/1/2030	11,738	11,824
[3,4]	Fannie Mae Pool	4.670%	8/1/2030	6,631	6,741
[3]	Ginnie Mae I Pool	6.000%	6/15/2031–7/15/2035	9	11
[3]	Ginnie Mae I Pool	6.500%	4/15/2032–6/15/2038	797	844
[3,4]	UMBS Pool	2.500%	8/1/2027–4/1/2038	16,032	14,906
[3,4]	UMBS Pool	5.000%	12/1/2054–10/1/2055	59,185	58,524
[3,4]	UMBS Pool	6.000%	10/1/2053	722	738
					501,227
Nonconventional Mortgage-Backed Securities (0.1%)
[3,4]	Fannie Mae REMICS	1.250%	2/25/2028	1,189	1,167
[3,4]	Fannie Mae REMICS	1.500%	8/25/2041	805	784
[3,4]	Fannie Mae REMICS	2.000%	6/25/2043	2,023	1,947
[3,4]	Fannie Mae REMICS	2.500%	8/25/2046–10/25/2046	24,823	20,984
[3,4]	Fannie Mae REMICS	3.000%	2/25/2049	500	487
[3,4]	Fannie Mae REMICS	3.500%	4/25/2031–11/25/2057	37,718	36,368
[3,4]	Fannie Mae REMICS	4.000%	7/25/2053	834	831
[3,4]	Freddie Mac REMICS	2.000%	9/15/2031	267	266
[3,4]	Freddie Mac REMICS	3.500%	3/15/2031–10/15/2045	7,964	7,525
[3,4]	Freddie Mac REMICS	4.000%	12/15/2030–2/15/2031	1,406	1,394
					71,753
Total U.S. Government and Agency Obligations (Cost $6,430,242)					6,358,861
Asset-Backed/Commercial Mortgage-Backed Securities (1.4%)
[3]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/2030	42,305	43,357
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/2049	305	302
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/2059	630	626
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/2066	17,064	14,411
[3,5,6]	BX Trust Class A Series 2025-ARIA	5.031%	12/13/2042	4,615	4,639
[3,5]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/2039	3,862	3,824
[3,5,6]	CENT Trust Class A Series 2025-CITY	4.920%	7/10/2040	28,219	28,421
[3,5]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	1.530%	3/15/2061	5,196	4,179
[3,5]	CF Hippolyta Issuer LLC Class A1 Series 2022-1A	5.970%	8/15/2062	3,453	3,431
[3,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/2051	16,542	15,653

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/2051	25,903	23,497
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	15,517	15,657
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	8,077	8,116
[3,4,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2M2 Series 2016-C03, SOFR30A + 6.014%	9.676%	10/25/2028	496	497
[3,5]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/2038	56,701	56,076
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-516	5.477%	1/25/2029	41,561	42,840
[3,4]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/2058	14,900	14,521
[3]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/2049	43,048	38,414
[3,5]	GS Mortgage-Backed Securities Trust Class A1 Series 2026-DSC1	4.725%	5/25/2066	20,020	19,836
[3,5]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/2026	23,356	22,918
[3,5]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/2039	2,526	2,507
[3,5]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/2039	5,002	4,902
[3,5]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/2039	1,909	1,893
[3,5]	PRET Trust Class A1 Series 2025-RPL6	3.850%	9/25/2069	96,434	93,001
[3,5]	Pretium Mortgage Credit Partners LLC Class A1 Series 2026-RPL1	4.150%	1/25/2070	16,758	16,232
[3,5]	PRPM Trust Class A1 Series 2026-RCF1	4.845%	1/25/2056	4,713	4,687
[3,5,6]	RFR Trust Class A Series 2025-SGRM	5.379%	3/11/2041	26,319	26,629
[3,5]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/2047	8,671	7,777
[3,5]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/2044	4,858	4,858
[3,5]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/2051	20,210	19,755
[3,5]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/2051	36,077	33,376
[3,5,6]	Verus Securitization Trust Class A1 Series 2025-R2	5.086%	7/25/2067	29,227	29,133
[3,5,6]	Verus Securitization Trust Class A1 Series 2026-R1	4.832%	10/25/2067	2,773	2,749
[3,5,6]	Verus Securitization Trust Class A1 Series 2026-R2	5.389%	10/25/2067	17,340	17,331
[3,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/2038	11,563	11,615
[3,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/2038	26,295	26,517
[3,5]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/2039	13,109	13,201
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $687,404)					677,378
Corporate Bonds (42.7%)
Communications (2.6%)
	Alphabet Inc.	4.375%	11/15/2032	9,855	9,795
	Alphabet Inc.	4.400%	2/15/2033	22,155	21,871
	Alphabet Inc.	4.700%	11/15/2035	30,255	29,901
	Alphabet Inc.	4.800%	2/15/2036	47,585	47,360
	Alphabet Inc.	5.500%	2/15/2046	14,095	13,982
	Alphabet Inc.	5.250%	5/15/2055	2,725	2,572
	Alphabet Inc.	5.650%	2/15/2056	20,780	20,697
	Alphabet Inc.	5.300%	5/15/2065	2,480	2,285
	Alphabet Inc.	5.750%	2/15/2066	21,325	21,117
	Alphabet Inc.	5.700%	11/15/2075	8,755	8,478
	America Movil SAB de CV	3.625%	4/22/2029	25,600	24,900
	America Movil SAB de CV	6.125%	3/30/2040	10,010	10,437
	AT&T Inc.	2.750%	6/1/2031	51,650	47,208
	AT&T Inc.	4.500%	5/15/2035	24,405	23,126
	AT&T Inc.	3.500%	6/1/2041	3,825	2,965
	AT&T Inc.	4.300%	12/15/2042	10,645	8,817
	AT&T Inc.	4.350%	6/15/2045	2,720	2,192
	AT&T Inc.	5.550%	11/1/2045	36,205	34,252
	AT&T Inc.	5.850%	4/30/2046	42,570	41,430
	AT&T Inc.	3.650%	6/1/2051	6,813	4,670
	AT&T Inc.	3.500%	9/15/2053	7,850	5,142
	AT&T Inc.	3.550%	9/15/2055	3,925	2,552
	AT&T Inc.	3.800%	12/1/2057	3,873	2,609
	AT&T Inc.	3.650%	9/15/2059	8,640	5,584
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	3,655	3,786
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/2042	40,061	27,403
	Comcast Corp.	3.750%	4/1/2040	5,020	4,066
	Comcast Corp.	3.400%	7/15/2046	3,960	2,700
	Comcast Corp.	3.969%	11/1/2047	42,551	31,330
	Comcast Corp.	3.999%	11/1/2049	4,096	2,971
	Comcast Corp.	2.800%	1/15/2051	16,975	9,711
	Comcast Corp.	2.887%	11/1/2051	69,477	40,157
	Comcast Corp.	2.450%	8/15/2052	35,080	18,235
	Comcast Corp.	2.937%	11/1/2056	146,356	81,257
	Comcast Corp.	2.987%	11/1/2063	44,254	23,471
	Meta Platforms Inc.	5.500%	11/15/2045	69,340	65,663
	Meta Platforms Inc.	5.600%	5/15/2053	29,815	27,816
	Meta Platforms Inc.	5.400%	8/15/2054	22,405	20,289

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	5.750%	5/15/2063	15,300	14,199
	Meta Platforms Inc.	5.550%	8/15/2064	2,200	1,976
[5]	NBN Co. Ltd.	1.625%	1/8/2027	25,935	25,425
[5]	NBN Co. Ltd.	2.625%	5/5/2031	38,645	35,290
[5]	NBN Co. Ltd.	2.500%	1/8/2032	68,983	61,753
[5]	NTT Finance Corp.	4.620%	7/16/2028	15,320	15,360
[5]	NTT Finance Corp.	4.876%	7/16/2030	18,853	18,969
[5]	NTT Finance Corp.	2.065%	4/3/2031	9,240	8,136
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/2031	45,300	41,190
	Orange SA	9.000%	3/1/2031	47,066	55,619
	T-Mobile USA Inc.	2.050%	2/15/2028	42,480	40,745
	T-Mobile USA Inc.	3.875%	4/15/2030	19,225	18,716
	T-Mobile USA Inc.	2.550%	2/15/2031	15,310	13,912
	T-Mobile USA Inc.	2.250%	11/15/2031	5,105	4,483
	T-Mobile USA Inc.	5.050%	7/15/2033	12,700	12,778
	T-Mobile USA Inc.	3.000%	2/15/2041	4,964	3,630
	Uber Technologies Inc.	4.800%	9/15/2034	28,250	27,629
	Uber Technologies Inc.	4.800%	9/15/2035	26,385	25,625
	Verizon Communications Inc.	5.750%	11/30/2045	22,560	21,967
	Walt Disney Co.	3.500%	5/13/2040	17,538	14,345
					1,214,544
Consumer Discretionary (1.7%)
	Amazon.com Inc.	3.600%	4/13/2032	75,375	71,800
	Amazon.com Inc.	4.550%	3/13/2033	33,760	33,434
	Amazon.com Inc.	4.875%	3/13/2036	40,250	39,875
	Amazon.com Inc.	2.875%	5/12/2041	2,100	1,552
	Amazon.com Inc.	5.650%	3/13/2046	29,135	29,040
	Amazon.com Inc.	3.950%	4/13/2052	13,265	10,162
	Amazon.com Inc.	5.800%	3/13/2056	69,280	69,111
	Amazon.com Inc.	4.250%	8/22/2057	32,895	25,603
	Amazon.com Inc.	5.950%	3/13/2066	37,510	37,603
	Amazon.com Inc.	6.050%	3/13/2076	54,535	54,203
	American Honda Finance Corp.	2.000%	3/24/2028	34,925	33,258
	Brown University	2.924%	9/1/2050	4,695	3,047
[5]	ERAC USA Finance LLC	5.000%	2/15/2029	8,020	8,151
[5]	ERAC USA Finance LLC	4.900%	5/1/2033	45,457	45,546
[5]	ERAC USA Finance LLC	5.200%	10/30/2034	7,610	7,706
[5]	ERAC USA Finance LLC	7.000%	10/15/2037	3,775	4,304
[5]	ERAC USA Finance LLC	5.625%	3/15/2042	31,000	30,912
[5]	ERAC USA Finance LLC	5.400%	5/1/2053	26,850	25,622
	Georgetown University	4.315%	4/1/2049	3,724	3,048
	Georgetown University	2.943%	4/1/2050	4,695	3,000
	Home Depot Inc.	4.850%	6/25/2031	18,010	18,405
	Home Depot Inc.	1.875%	9/15/2031	8,465	7,408
	Home Depot Inc.	3.250%	4/15/2032	30,653	28,614
	Home Depot Inc.	3.300%	4/15/2040	29,353	23,452
	Home Depot Inc.	4.875%	2/15/2044	5,600	5,116
	Home Depot Inc.	4.400%	3/15/2045	25,110	21,268
	Home Depot Inc.	4.250%	4/1/2046	19,603	16,190
	Home Depot Inc.	4.500%	12/6/2048	12,020	10,101
	Home Depot Inc.	3.125%	12/15/2049	2,435	1,613
	Home Depot Inc.	3.350%	4/15/2050	2,200	1,518
	Home Depot Inc.	2.375%	3/15/2051	2,435	1,364
	Home Depot Inc.	2.750%	9/15/2051	11,970	7,205
	Home Depot Inc.	3.625%	4/15/2052	30,835	21,997
	Home Depot Inc.	5.300%	6/25/2054	14,161	13,251
[5]	Hyundai Capital America	1.650%	9/17/2026	36,110	35,649
[3]	Johns Hopkins University	4.083%	7/1/2053	6,980	5,565
[3]	Northeastern University	2.894%	10/1/2050	8,570	5,610
[3]	Northwestern University	2.640%	12/1/2050	735	455
	Trustees of Princeton University	2.516%	7/1/2050	1,824	1,119
	Trustees of Princeton University	4.201%	3/1/2052	1,968	1,619
	Trustees of the University of Pennsylvania	2.396%	10/1/2050	5,637	3,291
[3]	University of Chicago	2.761%	4/1/2045	9,540	7,483
	University of Southern California	4.976%	10/1/2053	15,670	14,340
	Yale University	2.402%	4/15/2050	1,245	739
					790,349

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consumer Staples (2.9%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	19,660	19,143
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	66,766	60,198
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	1,870	1,743
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	825	838
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	49,088	45,781
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	37,782	36,624
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	2,451	2,460
	BAT Capital Corp.	5.350%	8/15/2032	11,245	11,538
	BAT Capital Corp.	6.000%	2/20/2034	21,773	22,998
	BAT Capital Corp.	5.625%	8/15/2035	45,052	46,353
	BAT Capital Corp.	4.390%	8/15/2037	1,780	1,617
	BAT Capital Corp.	7.079%	8/2/2043	15,100	16,613
	BAT Capital Corp.	4.540%	8/15/2047	10,765	8,717
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	12,458	12,736
[5]	Danone SA	2.947%	11/2/2026	68,785	68,292
	Diageo Capital plc	2.375%	10/24/2029	14,420	13,479
	Diageo Capital plc	2.000%	4/29/2030	11,315	10,262
[5]	Imperial Brands Finance plc	4.500%	6/30/2028	16,720	16,732
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	3.000%	2/2/2029	3,112	2,986
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	3.000%	5/15/2032	12,465	11,068
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.750%	4/1/2033	9,200	9,497
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.750%	3/15/2034	7,545	8,285
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.950%	4/20/2035	6,537	6,783
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.500%	1/15/2036	20,475	20,471
[5,7]	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.625%	3/10/2037	24,245	24,276
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.250%	3/1/2056	61,507	60,192
[5,7]	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.400%	5/10/2057	39,143	38,853
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.375%	4/15/2066	25,805	25,245
	Kenvue Inc.	5.000%	3/22/2030	34,543	35,183
	Kenvue Inc.	4.850%	5/22/2032	22,495	22,714
	Kenvue Inc.	4.900%	3/22/2033	34,656	34,919
	Kenvue Inc.	5.100%	3/22/2043	25,781	24,380
	Kenvue Inc.	5.050%	3/22/2053	12,140	10,963
[5]	Mars Inc.	4.800%	3/1/2030	25,345	25,609
[5]	Mars Inc.	5.200%	3/1/2035	81,307	82,046
[5]	Mars Inc.	5.650%	5/1/2045	31,325	30,913
[5]	Mars Inc.	5.700%	5/1/2055	29,805	29,054
[5]	Mars Inc.	5.800%	5/1/2065	9,752	9,571
	Philip Morris International Inc.	5.625%	11/17/2029	24,813	25,803
	Philip Morris International Inc.	5.125%	2/15/2030	107,883	110,128
	Philip Morris International Inc.	4.000%	10/29/2030	10,375	10,156
	Philip Morris International Inc.	5.125%	2/13/2031	11,665	11,918
	Philip Morris International Inc.	4.750%	11/1/2031	18,095	18,170
	Philip Morris International Inc.	4.250%	10/29/2032	85,993	83,469
	Philip Morris International Inc.	5.375%	2/15/2033	86,234	88,633
	Philip Morris International Inc.	5.250%	2/13/2034	40,710	41,486
	Philip Morris International Inc.	4.625%	10/29/2035	25,230	24,266
	Philip Morris International Inc.	4.375%	11/15/2041	6,383	5,544
	Philip Morris International Inc.	4.500%	3/20/2042	17,272	15,068
	Philip Morris International Inc.	4.125%	3/4/2043	13,565	11,225
	Philip Morris International Inc.	4.875%	11/15/2043	15,078	13,556
	Philip Morris International Inc.	4.250%	11/10/2044	8,720	7,223
	Reynolds American Inc.	5.850%	8/15/2045	11,140	10,780
					1,386,557
Energy (2.9%)
	BP Capital Markets America Inc.	2.721%	1/12/2032	54,484	49,271
	BP Capital Markets America Inc.	4.812%	2/13/2033	41,935	42,070
	BP Capital Markets America Inc.	5.227%	11/17/2034	30,215	30,821
	BP Capital Markets America Inc.	3.379%	2/8/2061	19,795	12,790
	Cheniere Energy Partners LP	5.950%	6/30/2033	19,940	20,914
[5]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	7,195	7,237
[5]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	11,575	11,500
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	4,070	4,163
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	11,685	12,232
[5]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	6,545	6,899
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	39,029	40,764
[5]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/2053	825	868
	ConocoPhillips Co.	3.758%	3/15/2042	11,185	9,015

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Diamondback Energy Inc.	5.400%	4/18/2034	6,775	6,882
	Diamondback Energy Inc.	5.550%	4/1/2035	16,650	16,999
	Diamondback Energy Inc.	4.250%	3/15/2052	6,250	4,838
	Diamondback Energy Inc.	6.250%	3/15/2053	6,250	6,320
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	19,580	18,549
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	14,190	12,436
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	7,003	5,966
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	19,430	17,345
[5]	EIG Pearl Holdings Sarl	4.387%	11/30/2046	24,880	19,590
	Enbridge Inc.	4.900%	6/20/2030	8,550	8,640
	Enbridge Inc.	5.550%	6/20/2035	6,840	6,990
	Energy Transfer LP	5.250%	4/15/2029	3,750	3,821
	Energy Transfer LP	5.200%	4/1/2030	9,459	9,673
	Energy Transfer LP	6.550%	12/1/2033	16,575	17,899
	Energy Transfer LP	5.550%	5/15/2034	1,100	1,119
	Energy Transfer LP	5.350%	1/15/2036	9,460	9,399
	Energy Transfer LP	5.350%	5/15/2045	4,335	3,871
	Energy Transfer LP	6.125%	12/15/2045	4,200	4,106
	Energy Transfer LP	5.300%	4/15/2047	5,600	4,943
	Energy Transfer LP	5.400%	10/1/2047	16,385	14,564
	Energy Transfer LP	5.950%	5/15/2054	14,405	13,521
	Energy Transfer LP	6.200%	4/1/2055	18,022	17,496
[5]	Eni SpA	5.950%	5/15/2054	19,305	19,160
	Enterprise Products Operating LLC	5.200%	1/15/2036	10,760	10,818
	Enterprise Products Operating LLC	4.900%	5/15/2046	5,000	4,464
	Enterprise Products Operating LLC	5.550%	2/16/2055	2,200	2,116
	EOG Resources Inc.	4.400%	1/15/2031	6,525	6,478
	Equinor ASA	3.125%	4/6/2030	59,622	57,030
	Equinor ASA	4.500%	9/3/2030	6,435	6,475
	Equinor ASA	5.125%	6/3/2035	59,218	60,207
	Equinor ASA	4.750%	11/14/2035	21,070	20,748
	Exxon Mobil Corp.	4.114%	3/1/2046	7,945	6,548
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	34,623	30,655
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/2040	33,063	26,744
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	23,157	23,228
[3,5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	15,223	15,412
[3,5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/2042	27,045	27,995
[3,5]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	27,293	27,139
	MPLX LP	2.650%	8/15/2030	160	147
	ONEOK Inc.	5.650%	11/1/2028	10,600	10,883
	ONEOK Inc.	4.750%	10/15/2031	16,460	16,296
	ONEOK Inc.	4.950%	10/15/2032	15,390	15,268
	ONEOK Inc.	6.050%	9/1/2033	786	824
	ONEOK Inc.	5.400%	10/15/2035	3,528	3,506
	ONEOK Inc.	6.625%	9/1/2053	5,265	5,407
	ONEOK Inc.	6.250%	10/15/2055	8,495	8,329
[5]	Saudi Arabian Oil Co.	4.375%	2/2/2031	27,155	26,365
[5]	Saudi Arabian Oil Co.	5.375%	6/2/2035	20,590	20,398
[5]	Saudi Arabian Oil Co.	6.375%	6/2/2055	23,000	22,796
[5]	Schlumberger Holdings Corp.	3.900%	5/17/2028	20,724	20,559
[5]	Schlumberger Holdings Corp.	5.000%	11/15/2029	12,140	12,301
	Shell Finance US Inc.	4.125%	5/11/2035	40,575	38,488
[5]	Shell Finance US Inc.	5.500%	3/25/2040	10,795	10,896
	Shell Finance US Inc.	4.550%	8/12/2043	2,400	2,113
	Shell Finance US Inc.	4.375%	5/11/2045	92,431	78,569
	Shell Finance US Inc.	3.750%	9/12/2046	1,870	1,429
[5]	Shell Finance US Inc.	3.000%	11/26/2051	47,570	30,400
	Suncor Energy Inc.	5.950%	12/1/2034	10,280	10,753
	Targa Resources Corp.	4.350%	1/15/2029	21,748	21,653
	Targa Resources Corp.	6.150%	3/1/2029	9,835	10,252
	Targa Resources Corp.	5.550%	8/15/2035	33,905	34,199
	Targa Resources Corp.	6.125%	5/15/2055	26,975	26,387
	TotalEnergies Capital SA	5.150%	4/5/2034	14,335	14,671
	TotalEnergies Capital SA	5.488%	4/5/2054	14,600	14,013
	TotalEnergies Capital SA	5.275%	9/10/2054	35,960	33,469
	TotalEnergies Capital SA	5.638%	4/5/2064	18,665	17,941
	TotalEnergies Capital SA	5.425%	9/10/2064	28,545	26,534
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	8,385	8,224
[5]	Whistler Pipeline LLC	5.400%	9/30/2029	6,430	6,584

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Whistler Pipeline LLC	5.700%	9/30/2031	4,820	4,948
					1,373,330
Financials (16.5%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	32,130	32,617
[5]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/2031	32,900	31,786
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/2034	50,695	51,199
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/2032	1,410	1,282
[5]	AIB Group plc	5.871%	3/28/2035	2,810	2,900
	Allstate Corp.	5.250%	3/30/2033	17,610	17,991
	Allstate Corp.	5.550%	5/9/2035	6,152	6,356
	American Express Co.	4.731%	4/25/2029	17,535	17,647
	American Express Co.	4.351%	7/20/2029	903	902
	American Express Co.	6.489%	10/30/2031	9,945	10,681
	American Express Co.	4.918%	7/20/2033	36,886	36,977
	American Express Co.	5.043%	5/1/2034	30,029	30,097
	American Express Co.	5.625%	7/28/2034	825	843
	American Express Co.	5.915%	4/25/2035	1,100	1,140
	American Express Co.	5.284%	7/26/2035	8,028	8,099
	American Express Co.	5.442%	1/30/2036	2,200	2,239
	American Express Co.	5.667%	4/25/2036	20,950	21,664
	American Express Co.	4.804%	10/24/2036	15,286	14,779
	American International Group Inc.	4.850%	5/7/2030	7,300	7,372
	American International Group Inc.	5.125%	3/27/2033	4,590	4,635
	American International Group Inc.	4.750%	4/1/2048	10,840	9,383
	Ameriprise Financial Inc.	5.700%	12/15/2028	7,333	7,583
	Ameriprise Financial Inc.	4.500%	5/13/2032	14,270	14,155
	Ameriprise Financial Inc.	5.150%	5/15/2033	6,695	6,814
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	13,420	13,190
	Arthur J Gallagher & Co.	5.150%	2/15/2035	6,445	6,396
[5]	Athene Global Funding	2.717%	1/7/2029	42,315	39,680
[5]	Athene Global Funding	4.721%	10/8/2029	33,794	33,275
[5]	Athene Global Funding	5.380%	1/7/2030	34,978	35,035
[5]	Aviation Capital Group LLC	1.950%	9/20/2026	23,950	23,657
	Banco Santander SA	5.365%	7/15/2028	27,600	27,897
	Banco Santander SA	4.551%	11/6/2030	41,000	40,415
	Banco Santander SA	2.749%	12/3/2030	10,200	9,161
	Bank of America Corp.	3.593%	7/21/2028	35,495	35,120
	Bank of America Corp.	5.202%	4/25/2029	7,220	7,322
	Bank of America Corp.	4.271%	7/23/2029	72,640	72,340
	Bank of America Corp.	5.819%	9/15/2029	3,655	3,770
	Bank of America Corp.	3.974%	2/7/2030	69,430	68,465
	Bank of America Corp.	3.194%	7/23/2030	33,250	31,900
	Bank of America Corp.	5.162%	1/24/2031	27,615	28,136
	Bank of America Corp.	2.496%	2/13/2031	99,085	91,588
	Bank of America Corp.	2.592%	4/29/2031	5,728	5,292
	Bank of America Corp.	2.687%	4/22/2032	15,254	13,837
	Bank of America Corp.	5.015%	7/22/2033	3,915	3,940
	Bank of America Corp.	5.511%	1/24/2036	64,923	66,178
	Bank of America Corp.	6.110%	1/29/2037	30,000	31,482
	Bank of America Corp.	3.846%	3/8/2037	50,484	46,730
	Bank of America Corp.	5.875%	2/7/2042	8,770	9,026
	Bank of America Corp.	3.311%	4/22/2042	25,000	19,045
	Bank of America Corp.	5.000%	1/21/2044	24,180	22,479
	Bank of America Corp.	3.946%	1/23/2049	5,290	4,077
	Bank of America Corp.	4.330%	3/15/2050	35,955	29,150
	Bank of America Corp.	2.972%	7/21/2052	29,030	18,322
	Bank of New York Mellon	4.729%	4/20/2029	8,780	8,840
	Bank of New York Mellon Corp.	5.060%	7/22/2032	1,870	1,906
	Bank of New York Mellon Corp.	5.834%	10/25/2033	24,651	26,143
	Bank of New York Mellon Corp.	4.706%	2/1/2034	14,775	14,616
	Bank of New York Mellon Corp.	4.967%	4/26/2034	29,313	29,341
[5]	Banque Federative du Credit Mutuel SA	4.591%	10/16/2028	31,200	31,224
[5]	Banque Federative du Credit Mutuel SA	5.538%	1/22/2030	32,665	33,547
	Barclays plc	5.086%	2/25/2029	22,075	22,253
	Barclays plc	4.476%	11/11/2029	30,673	30,492
	Barclays plc	5.367%	2/25/2031	9,775	9,941
	BlackRock Funding Inc.	5.350%	1/8/2055	6,585	6,232
	Blackrock Inc.	2.100%	2/25/2032	20,194	17,654
	Blackrock Inc.	4.750%	5/25/2033	19,327	19,452

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/2032	19,945	17,410
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	4,590	4,501
[5]	BNP Paribas SA	3.500%	11/16/2027	74,220	73,096
[5]	BNP Paribas SA	2.591%	1/20/2028	58,145	57,250
[5]	BNP Paribas SA	5.335%	6/12/2029	20,000	20,295
[5]	BNP Paribas SA	5.786%	1/13/2033	24,920	25,730
[5]	BPCE SA	2.045%	10/19/2027	24,910	24,564
[5]	BPCE SA	3.500%	10/23/2027	64,900	63,937
[5]	BPCE SA	5.281%	5/30/2029	7,710	7,855
[5]	BPCE SA	2.700%	10/1/2029	48,550	45,501
[5]	BPCE SA	5.876%	1/14/2031	18,545	19,087
[5]	BPCE SA	5.389%	5/28/2031	12,245	12,402
[5]	BPCE SA	7.003%	10/19/2034	825	902
[5]	BPCE SA	5.936%	5/30/2035	8,555	8,748
[5]	BPCE SA	5.417%	1/13/2037	39,775	38,781
[5]	Brighthouse Financial Global Funding	1.550%	5/24/2026	37,050	36,893
[5]	Brighthouse Financial Global Funding	2.000%	6/28/2028	27,235	25,457
[5]	Brighthouse Financial Global Funding	5.650%	6/10/2029	33,368	33,636
[5]	CaixaBank SA	4.634%	7/3/2029	25,740	25,762
[5]	CaixaBank SA	4.885%	7/3/2031	23,925	23,918
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	29,945	30,299
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	16,625	16,510
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	26,690	26,712
	Capital One Financial Corp.	5.700%	2/1/2030	3,740	3,836
	Capital One Financial Corp.	7.624%	10/30/2031	9,853	10,883
	Charles Schwab Corp.	2.000%	3/20/2028	30,339	29,113
	Citigroup Inc.	3.878%	1/24/2039	37,225	32,056
	Citigroup Inc.	5.875%	1/30/2042	7,460	7,569
	Citigroup Inc.	2.904%	11/3/2042	19,070	13,600
	Citigroup Inc.	5.300%	5/6/2044	12,142	11,206
	Citizens Financial Group Inc.	5.841%	1/23/2030	5,170	5,325
[5]	CNO Global Funding	5.875%	6/4/2027	29,098	29,503
[5]	CNO Global Funding	4.875%	12/10/2027	5,710	5,729
[5]	CNO Global Funding	2.650%	1/6/2029	22,195	20,981
[5]	Commonwealth Bank of Australia	5.071%	9/14/2028	35,285	36,134
[5]	Commonwealth Bank of Australia	2.688%	3/11/2031	70,000	63,281
[5]	Cooperatieve Rabobank UA	4.655%	8/22/2028	42,315	42,393
[5]	Corebridge Global Funding	5.900%	9/19/2028	8,200	8,443
[5]	Corebridge Global Funding	5.200%	1/12/2029	21,620	21,946
[5]	Corebridge Global Funding	5.200%	6/24/2029	28,580	28,941
[5]	Credit Agricole SA	4.631%	9/11/2028	27,255	27,269
[5]	Credit Agricole SA	6.316%	10/3/2029	7,398	7,693
[5]	Credit Agricole SA	4.656%	1/12/2032	30,880	30,433
[5]	Credit Agricole SA	5.862%	1/9/2036	2,200	2,266
[5]	Danske Bank A/S	1.549%	9/10/2027	55,390	54,696
[5]	Danske Bank A/S	5.705%	3/1/2030	4,510	4,636
	Deutsche Bank AG	6.720%	1/18/2029	3,555	3,682
	Deutsche Bank AG	6.819%	11/20/2029	6,535	6,861
	Deutsche Bank AG / New York NY	4.469%	12/10/2031	20,930	20,560
[5]	DNB Bank ASA	1.535%	5/25/2027	51,450	51,212
[5]	DNB Bank ASA	1.605%	3/30/2028	45,295	44,005
[5]	Equitable America Global Funding	3.950%	9/15/2027	4,180	4,148
[5]	Equitable Financial Life Global Funding	1.400%	8/27/2027	33,510	32,127
[5]	Equitable Financial Life Global Funding	1.800%	3/8/2028	30,265	28,675
[5]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/2028	33,100	34,014
[5]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/2029	67,386	68,826
[5]	Federation des Caisses Desjardins du Quebec	4.565%	8/26/2030	22,955	22,837
	Fifth Third Bancorp	4.055%	4/25/2028	24,480	24,348
[5]	GA Global Funding Trust	5.200%	12/9/2031	9,225	9,055
	Goldman Sachs Group Inc.	2.640%	2/24/2028	45,430	44,690
	Goldman Sachs Group Inc.	3.691%	6/5/2028	18,625	18,455
	Goldman Sachs Group Inc.	4.148%	1/21/2029	42,230	41,950
	Goldman Sachs Group Inc.	3.814%	4/23/2029	20,550	20,267
	Goldman Sachs Group Inc.	4.223%	5/1/2029	50,790	50,492
	Goldman Sachs Group Inc.	5.049%	7/23/2030	4,150	4,198
	Goldman Sachs Group Inc.	5.218%	4/23/2031	58,000	58,973
	Goldman Sachs Group Inc.	4.516%	1/21/2032	69,406	68,366
	Goldman Sachs Group Inc.	2.615%	4/22/2032	88,650	79,643
	Goldman Sachs Group Inc.	2.383%	7/21/2032	93,002	82,054
	Goldman Sachs Group Inc.	2.650%	10/21/2032	24,510	21,752

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.102%	2/24/2033	15,000	13,536
	Goldman Sachs Group Inc.	4.939%	10/21/2036	4,150	4,018
	Goldman Sachs Group Inc.	3.210%	4/22/2042	10,000	7,410
	Goldman Sachs Group Inc.	4.800%	7/8/2044	19,895	17,553
	Goldman Sachs Group Inc.	5.541%	1/21/2047	9,535	9,082
	HSBC Holdings plc	5.887%	8/14/2027	43,923	44,138
	HSBC Holdings plc	4.041%	3/13/2028	10,520	10,470
	HSBC Holdings plc	5.597%	5/17/2028	72,900	73,698
	HSBC Holdings plc	2.013%	9/22/2028	10,000	9,642
	HSBC Holdings plc	7.390%	11/3/2028	36,110	37,644
	HSBC Holdings plc	4.899%	3/3/2029	24,235	24,361
	HSBC Holdings plc	4.583%	6/19/2029	9,590	9,578
	HSBC Holdings plc	5.240%	5/13/2031	28,200	28,586
	HSBC Holdings plc	2.357%	8/18/2031	59,585	53,699
	HSBC Holdings plc	4.619%	11/6/2031	19,695	19,426
	HSBC Holdings plc	4.675%	3/10/2032	24,790	24,447
	HSBC Holdings plc	5.279%	3/10/2037	24,760	24,309
	HSBC Holdings plc	6.100%	1/14/2042	18,700	19,792
	Huntington National Bank	4.552%	5/17/2028	17,175	17,180
	ING Groep NV	3.950%	3/29/2027	31,310	31,219
	Intercontinental Exchange Inc.	4.350%	6/15/2029	17,315	17,282
	Intercontinental Exchange Inc.	4.200%	3/15/2031	21,015	20,720
	Intercontinental Exchange Inc.	1.850%	9/15/2032	16,125	13,586
	Intercontinental Exchange Inc.	3.000%	6/15/2050	47,795	30,572
	Intercontinental Exchange Inc.	4.950%	6/15/2052	39,053	34,549
	Intercontinental Exchange Inc.	3.000%	9/15/2060	27,695	16,021
	JPMorgan Chase & Co.	4.250%	10/1/2027	9,275	9,279
	JPMorgan Chase & Co.	4.851%	7/25/2028	4,500	4,522
	JPMorgan Chase & Co.	2.069%	6/1/2029	14,530	13,823
	JPMorgan Chase & Co.	4.452%	12/5/2029	55,000	55,066
	JPMorgan Chase & Co.	5.012%	1/23/2030	4,500	4,563
	JPMorgan Chase & Co.	3.702%	5/6/2030	18,940	18,476
	JPMorgan Chase & Co.	4.603%	10/22/2030	36,975	37,047
	JPMorgan Chase & Co.	5.140%	1/24/2031	13,305	13,541
	JPMorgan Chase & Co.	5.103%	4/22/2031	36,186	36,840
	JPMorgan Chase & Co.	1.953%	2/4/2032	17,965	15,830
	JPMorgan Chase & Co.	2.580%	4/22/2032	22,175	20,053
	JPMorgan Chase & Co.	4.912%	7/25/2033	18,528	18,555
	JPMorgan Chase & Co.	5.294%	7/22/2035	51,400	51,959
	JPMorgan Chase & Co.	5.572%	4/22/2036	58,020	59,685
	JPMorgan Chase & Co.	5.576%	7/23/2036	24,680	25,010
	JPMorgan Chase & Co.	3.109%	4/22/2041	38,075	29,032
	JPMorgan Chase & Co.	5.600%	7/15/2041	70,000	70,312
	JPMorgan Chase & Co.	5.400%	1/6/2042	16,235	15,943
	JPMorgan Chase & Co.	3.157%	4/22/2042	19,440	14,591
	JPMorgan Chase & Co.	5.625%	8/16/2043	13,500	13,405
	JPMorgan Chase & Co.	5.534%	11/29/2045	12,000	11,779
	JPMorgan Chase & Co.	3.964%	11/15/2048	170,360	132,225
	JPMorgan Chase & Co.	3.109%	4/22/2051	38,610	25,228
[5]	KBC Group NV	5.796%	1/19/2029	4,168	4,261
[5]	KBC Group NV	6.324%	9/21/2034	24,030	25,662
[5]	Liberty Mutual Group Inc.	4.569%	2/1/2029	7,604	7,568
[5]	Liberty Mutual Group Inc.	5.500%	6/15/2052	28,825	26,053
[5]	Lincoln Financial Global Funding	4.625%	5/28/2028	6,915	6,910
	Lloyds Banking Group plc	5.087%	11/26/2028	19,690	19,866
	Lloyds Banking Group plc	4.818%	6/13/2029	14,700	14,784
	Lloyds Banking Group plc	5.721%	6/5/2030	2,775	2,865
	Lloyds Banking Group plc	4.425%	11/4/2031	41,275	40,700
	Lloyds Banking Group plc	5.679%	1/5/2035	10,000	10,276
[5]	Lseg US Fin Corp.	5.297%	3/28/2034	7,265	7,312
[5]	Lseg US Fin Corp.	5.250%	3/23/2036	8,055	7,978
[5]	LSEGA Financing plc	2.000%	4/6/2028	63,125	60,107
[5]	LSEGA Financing plc	2.500%	4/6/2031	8,747	7,873
[5]	Macquarie Group Ltd.	1.935%	4/14/2028	42,250	41,110
[5]	Macquarie Group Ltd.	2.871%	1/14/2033	28,815	25,780
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	59,086	59,392
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	10,280	6,323
[5]	Met Tower Global Funding	5.250%	4/12/2029	9,525	9,711
	MetLife Inc.	4.125%	8/13/2042	5,300	4,361
	MetLife Inc.	4.875%	11/13/2043	17,500	15,638

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Metropolitan Life Global Funding I	3.000%	9/19/2027	43,250	42,451
[5]	Metropolitan Life Global Funding I	4.300%	8/25/2029	23,695	23,479
[5]	Metropolitan Life Global Funding I	2.400%	1/11/2032	61,345	54,003
[5]	Metropolitan Life Global Funding I	5.150%	3/28/2033	16,670	16,851
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	24,105	24,265
	Morgan Stanley	3.772%	1/24/2029	56,830	56,105
	Morgan Stanley	4.238%	1/9/2030	22,595	22,360
	Morgan Stanley	5.042%	7/19/2030	4,150	4,199
	Morgan Stanley	5.230%	1/15/2031	26,410	26,822
	Morgan Stanley	2.699%	1/22/2031	72,345	67,196
	Morgan Stanley	4.493%	1/16/2032	10,505	10,332
	Morgan Stanley	7.250%	4/1/2032	51,100	57,795
	Morgan Stanley	2.239%	7/21/2032	9,815	8,594
	Morgan Stanley	2.511%	10/20/2032	87,365	77,154
	Morgan Stanley	2.943%	1/21/2033	5,754	5,172
	Morgan Stanley	5.466%	1/18/2035	9,260	9,403
	Morgan Stanley	5.587%	1/18/2036	12,705	12,959
	Morgan Stanley	5.664%	4/17/2036	42,125	43,122
	Morgan Stanley	4.300%	1/27/2045	24,705	20,395
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	45,680	45,680
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	31,637	31,524
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	24,695	24,610
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	36,655	36,094
[5]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	14,450	14,545
	National Australia Bank Ltd.	3.905%	6/9/2027	60,000	59,849
[5]	National Australia Bank Ltd.	5.134%	11/28/2028	47,132	48,417
[5]	National Australia Bank Ltd.	2.332%	8/21/2030	83,980	75,603
[5]	Nationwide Building Society	4.649%	7/14/2029	17,340	17,352
[5]	Nationwide Building Society	5.537%	7/14/2036	12,190	12,213
[5]	Nationwide Financial Services Inc.	3.900%	11/30/2049	47,630	35,349
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	66,415	50,270
[5]	NBK SPC Ltd.	1.625%	9/15/2027	67,250	66,136
[5]	New York Life Global Funding	5.000%	1/9/2034	35,520	35,717
[5]	New York Life Insurance Co.	5.875%	5/15/2033	44,785	46,992
[5]	New York Life Insurance Co.	3.750%	5/15/2050	17,810	12,948
[5]	NLG Global Funding	4.350%	9/15/2030	16,500	16,219
[5]	Northwestern Mutual Global Funding	5.160%	5/28/2031	23,720	24,253
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	28,508	21,720
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	9,060	6,136
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	44,935	45,781
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/2028	40,085	40,747
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	36,460	37,525
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/2029	5,220	5,309
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	7/1/2029	3,655	3,706
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	6,485	6,581
[5]	Pricoa Global Funding I	5.100%	5/30/2028	33,652	34,184
[5]	Pricoa Global Funding I	4.700%	5/28/2030	5,650	5,666
[5]	Pricoa Global Funding I	4.650%	8/27/2031	16,396	16,311
[5]	Principal Life Global Funding II	2.500%	9/16/2029	40,665	37,912
	Progressive Corp.	4.950%	6/15/2033	53,892	54,647
	Progressive Corp.	5.150%	3/26/2036	18,175	18,220
[5]	Protective Life Global Funding	4.714%	7/6/2027	30,000	30,125
[5]	Protective Life Global Funding	4.803%	6/5/2030	8,795	8,800
[5]	Protective Life Global Funding	5.432%	1/14/2032	16,415	16,851
[5]	RGA Global Funding	4.350%	8/25/2028	20,380	20,279
[5]	RGA Global Funding	2.700%	1/18/2029	32,500	30,884
[5]	RGA Global Funding	5.448%	5/24/2029	16,445	16,826
[5]	RGA Global Funding	5.250%	1/9/2030	25,205	25,615
[5]	RGA Global Funding	5.500%	1/11/2031	14,750	15,169
[5]	RGA Global Funding	5.050%	12/6/2031	32,570	32,585
[5]	RGA Global Funding	5.000%	8/25/2032	13,175	13,036
	Royal Bank of Canada	5.000%	2/1/2033	37,098	37,426
	S&P Global Inc.	2.950%	3/1/2029	6,613	6,363
[5]	S&P Global Inc.	4.800%	12/4/2035	4,895	4,794
[5]	Sammons Financial Group Global Funding	5.050%	1/10/2028	7,445	7,512
[5]	Sammons Financial Group Global Funding	5.100%	12/10/2029	13,630	13,761
[5]	Sammons Financial Group Global Funding	4.950%	6/12/2030	15,905	15,931
[5]	Societe Generale SA	5.400%	4/10/2037	29,025	28,082
[5]	Standard Chartered plc	6.301%	1/9/2029	27,400	28,135
[5]	Standard Chartered plc	5.545%	1/21/2029	36,640	37,170

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Standard Chartered plc	5.005%	10/15/2030	9,415	9,479
	State Street Corp.	4.834%	4/24/2030	17,690	17,968
	State Street Corp.	4.821%	1/26/2034	14,895	14,825
	State Street Corp.	5.146%	2/28/2036	17,785	17,827
[5]	Swedbank AB	4.998%	11/20/2029	36,525	37,311
[5]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	42,865	34,430
	Travelers Cos. Inc.	5.050%	7/24/2035	4,320	4,326
	UBS AG	5.650%	9/11/2028	44,090	45,483
[5]	UBS Group AG	3.869%	1/12/2029	11,050	10,923
[5]	UBS Group AG	5.428%	2/8/2030	3,225	3,292
[5]	UBS Group AG	5.617%	9/13/2030	30,555	31,467
[5]	UBS Group AG	3.091%	5/14/2032	42,560	38,995
[5]	UBS Group AG	6.301%	9/22/2034	20,020	21,290
[5]	UBS Group AG	5.580%	5/9/2036	36,575	37,067
[5]	UBS Group AG	3.179%	2/11/2043	29,380	21,495
[5]	UniCredit SpA	1.982%	6/3/2027	37,130	36,954
[5]	UniCredit SpA	3.127%	6/3/2032	33,730	30,947
	Wells Fargo & Co.	3.526%	3/24/2028	70,000	69,427
	Wells Fargo & Co.	6.303%	10/23/2029	33,470	34,870
	Wells Fargo & Co.	2.879%	10/30/2030	24,845	23,442
	Wells Fargo & Co.	5.244%	1/24/2031	17,375	17,708
	Wells Fargo & Co.	5.606%	1/15/2044	34,961	33,363
	Wells Fargo & Co.	4.650%	11/4/2044	20,735	17,374
	Wells Fargo & Co.	4.900%	11/17/2045	16,060	13,782
	Wells Fargo & Co.	4.400%	6/14/2046	36,200	28,906
	Wells Fargo & Co.	4.750%	12/7/2046	38,790	32,525
	Wells Fargo & Co.	4.611%	4/25/2053	58,110	48,196
	Willis North America Inc.	4.550%	3/15/2031	6,390	6,305
					7,820,061
Health Care (4.0%)
	Abbott Laboratories	4.650%	3/15/2036	41,659	40,701
	AbbVie Inc.	4.950%	3/15/2031	16,260	16,608
	AbbVie Inc.	4.400%	3/15/2033	40,495	39,700
	AbbVie Inc.	5.200%	3/15/2035	14,425	14,674
	AbbVie Inc.	4.750%	3/15/2036	27,385	26,819
	AbbVie Inc.	5.350%	3/15/2044	15,873	15,462
	AbbVie Inc.	4.850%	6/15/2044	4,300	3,911
	AbbVie Inc.	4.700%	5/14/2045	1,300	1,159
	AbbVie Inc.	4.450%	5/14/2046	22,929	19,655
	AbbVie Inc.	4.875%	11/14/2048	22,994	20,611
	AdventHealth Obligated Group	2.795%	11/15/2051	21,620	13,247
	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	17,670	16,147
	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	19,220	12,510
[5]	Alcon Finance Corp.	2.600%	5/27/2030	8,540	7,893
[5]	Alcon Finance Corp.	5.375%	12/6/2032	10,270	10,498
	Ascension Health	4.078%	11/15/2028	5,990	5,969
	Ascension Health	2.532%	11/15/2029	48,025	45,137
	Ascension Health	4.294%	11/15/2030	26,482	26,254
	Ascension Health	4.923%	11/15/2035	11,410	11,275
[3]	Ascension Health	4.847%	11/15/2053	1,950	1,735
	Banner Health	2.907%	1/1/2042	12,150	8,823
[5]	Bayer US Finance II LLC	5.500%	7/30/2035	15,000	14,805
	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	7,560	4,915
	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	19,830	19,801
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	17,675	17,170
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	49,805	39,331
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	10,415	6,085
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	2,200	1,559
	Children's Hospital Corp.	2.585%	2/1/2050	5,670	3,406
	CommonSpirit Health	3.347%	10/1/2029	44,950	43,066
	CommonSpirit Health	2.782%	10/1/2030	22,715	20,944
	CommonSpirit Health	5.205%	12/1/2031	35,195	35,863
	CommonSpirit Health	4.825%	9/1/2035	11,315	11,013
	CommonSpirit Health	4.975%	9/1/2035	12,275	11,985
[3]	CommonSpirit Health	4.350%	11/1/2042	21,485	18,434
	CommonSpirit Health	3.910%	10/1/2050	2,570	1,892
	CommonSpirit Health	5.662%	9/1/2055	560	536
	Cottage Health Obligated Group	3.304%	11/1/2049	10,000	6,865
[5]	CSL Finance plc	4.250%	4/27/2032	43,415	42,036

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CSL Finance plc	4.750%	4/27/2052	4,415	3,721
	CVS Health Corp.	5.400%	6/1/2029	3,225	3,302
	CVS Health Corp.	1.750%	8/21/2030	4,915	4,337
	CVS Health Corp.	5.300%	12/5/2043	3,523	3,200
[3,5]	CVS Pass Through Trust	5.926%	1/10/2034	8,398	8,528
	Eli Lilly & Co.	4.875%	2/27/2053	8,855	7,902
	Eli Lilly & Co.	5.050%	8/14/2054	11,450	10,487
	Eli Lilly & Co.	4.950%	2/27/2063	7,695	6,747
	Eli Lilly & Co.	5.200%	8/14/2064	3,875	3,533
	Gilead Sciences Inc.	4.500%	2/1/2045	32,902	28,388
	HCA Inc.	5.500%	6/15/2047	3,515	3,223
	HCA Inc.	5.250%	6/15/2049	12,390	10,925
	HCA Inc.	6.000%	4/1/2054	1,610	1,555
	HCA Inc.	6.200%	3/1/2055	14,308	14,165
	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	12,815	7,956
	Inova Health System Foundation	4.068%	5/15/2052	14,145	11,155
	Kaiser Foundation Hospitals	3.150%	5/1/2027	10,994	10,879
	Kaiser Foundation Hospitals	2.810%	6/1/2041	39,420	28,732
	Kaiser Foundation Hospitals	4.150%	5/1/2047	13,000	10,591
	Kaiser Foundation Hospitals	3.002%	6/1/2051	38,650	24,765
	Mass General Brigham Inc.	3.192%	7/1/2049	32,645	22,249
	Mass General Brigham Inc.	3.342%	7/1/2060	31,285	20,212
	Mayo Clinic	4.128%	11/15/2052	6,465	5,179
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	11,505	10,993
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	20,260	13,197
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	3,415	2,732
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	5,940	4,795
	Merck & Co. Inc.	4.550%	9/15/2032	48,025	48,186
	Merck & Co. Inc.	4.450%	12/4/2032	5,720	5,680
	Merck & Co. Inc.	4.950%	9/15/2035	64,425	64,544
	Merck & Co. Inc.	4.750%	12/4/2035	16,290	15,988
	Merck & Co. Inc.	4.150%	5/18/2043	28,405	23,946
	Merck & Co. Inc.	4.900%	5/17/2044	10,000	9,168
	Merck & Co. Inc.	5.700%	9/15/2055	45,915	45,585
	Merck & Co. Inc.	5.550%	12/4/2055	24,921	24,187
	New York & Presbyterian Hospital	2.256%	8/1/2040	5,300	3,650
	Novartis Capital Corp.	4.600%	3/18/2033	39,620	39,455
	Novartis Capital Corp.	4.400%	5/6/2044	21,485	18,819
	Novartis Capital Corp.	5.600%	3/18/2046	7,490	7,502
	Novartis Capital Corp.	5.700%	3/18/2056	3,100	3,120
	OhioHealth Corp.	2.297%	11/15/2031	12,575	11,202
	PeaceHealth Obligated Group	4.335%	11/15/2028	7,035	7,004
	PeaceHealth Obligated Group	4.855%	11/15/2032	5,840	5,827
	Pfizer Inc.	1.700%	5/28/2030	9,100	8,182
	Pfizer Inc.	4.100%	9/15/2038	52,715	47,583
	Pfizer Inc.	2.550%	5/28/2040	230	167
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	19,420	19,347
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	16,700	15,760
	Piedmont Healthcare Inc.	2.044%	1/1/2032	8,750	7,617
	Piedmont Healthcare Inc.	2.719%	1/1/2042	8,750	6,143
	Piedmont Healthcare Inc.	2.864%	1/1/2052	11,625	7,201
	Providence St. Joseph Health Obligated Group	2.746%	10/1/2026	10,125	10,033
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	25,655	23,968
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	18,175	18,446
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	14,415	14,697
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	12,030	9,188
	SSM Health Care Corp.	3.823%	6/1/2027	41,615	41,367
	Sutter Health	2.294%	8/15/2030	10,490	9,562
	Sutter Health	5.213%	8/15/2032	10,135	10,378
	Sutter Health	5.537%	8/15/2035	28,180	29,077
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	4,050	3,049
	Toledo Hospital	5.750%	11/15/2038	8,690	8,716
	UnitedHealth Group Inc.	3.850%	6/15/2028	10,000	9,927
	UnitedHealth Group Inc.	2.000%	5/15/2030	11,275	10,214
	UnitedHealth Group Inc.	4.625%	7/15/2035	3,528	3,413
	UnitedHealth Group Inc.	6.625%	11/15/2037	20,000	22,075
	UnitedHealth Group Inc.	3.500%	8/15/2039	7,300	5,915
	UnitedHealth Group Inc.	2.750%	5/15/2040	12,760	9,269
	UnitedHealth Group Inc.	5.950%	2/15/2041	8,690	8,948
	UnitedHealth Group Inc.	3.050%	5/15/2041	13,234	9,807

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.625%	11/15/2041	36,010	32,137
	UnitedHealth Group Inc.	4.250%	3/15/2043	16,000	13,360
	UnitedHealth Group Inc.	4.750%	7/15/2045	13,751	11,996
	UnitedHealth Group Inc.	4.200%	1/15/2047	5,314	4,235
	UnitedHealth Group Inc.	3.750%	10/15/2047	4,870	3,607
	UnitedHealth Group Inc.	4.250%	6/15/2048	13,891	11,041
	UnitedHealth Group Inc.	4.450%	12/15/2048	4,890	3,989
	UnitedHealth Group Inc.	3.700%	8/15/2049	22,071	15,901
	UnitedHealth Group Inc.	2.900%	5/15/2050	51,194	31,884
	UnitedHealth Group Inc.	3.250%	5/15/2051	19,810	13,050
	UnitedHealth Group Inc.	4.750%	5/15/2052	8,745	7,354
	UnitedHealth Group Inc.	5.375%	4/15/2054	2,200	2,022
	UnitedHealth Group Inc.	5.625%	7/15/2054	63,876	60,802
	UnitedHealth Group Inc.	4.950%	5/15/2062	17,768	14,891
[5]	VSP Optical Group Inc.	5.450%	12/1/2035	3,965	3,885
	Wyeth LLC	6.500%	2/1/2034	1,870	2,066
	Wyeth LLC	5.950%	4/1/2037	15,000	15,895
					1,893,969
Industrials (1.5%)
[5]	Ashtead Capital Inc.	2.450%	8/12/2031	17,920	15,732
[5]	Ashtead Capital Inc.	5.500%	8/11/2032	9,088	9,220
[5]	Ashtead Capital Inc.	5.550%	5/30/2033	4,475	4,513
[5]	Ashtead Capital Inc.	5.950%	10/15/2033	8,250	8,516
[5]	Ashtead Capital Inc.	5.800%	4/15/2034	16,510	16,844
	Automatic Data Processing Inc.	4.750%	5/8/2032	42,225	42,656
[5]	BAE Systems plc	3.400%	4/15/2030	9,390	9,004
[5]	BAE Systems plc	5.250%	3/26/2031	5,380	5,520
	Boeing Co.	5.705%	5/1/2040	5,619	5,629
	Boeing Co.	5.930%	5/1/2060	49,588	47,737
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	1,870	1,941
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	3,748	3,552
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	4,900	4,272
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	21,220	17,456
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	26,898	21,653
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	3,225	2,538
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	16,975	10,939
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	13,410	8,227
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	3,800	3,686
	Canadian National Railway Co.	2.450%	5/1/2050	25,925	15,127
	Canadian Pacific Railway Co.	2.450%	12/2/2031	225	200
	Canadian Pacific Railway Co.	4.950%	8/15/2045	13,845	12,630
	Caterpillar Inc.	5.200%	5/15/2035	21,430	21,941
[5]	Daimler Truck Finance North America LLC	3.650%	4/7/2027	29,140	28,926
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	4,675	4,721
[5]	Daimler Truck Finance North America LLC	4.650%	10/12/2030	11,740	11,670
[5]	Daimler Truck Finance North America LLC	5.375%	1/18/2034	10,505	10,538
	Eaton Corp.	4.200%	3/6/2031	21,896	21,589
	Eaton Corp.	4.500%	3/6/2033	5,560	5,482
	Eaton Corp.	4.800%	3/6/2036	19,000	18,759
[5]	Element Fleet Management Corp.	5.643%	3/13/2027	12,870	12,982
[5]	Honeywell Aerospace Inc.	4.600%	3/16/2033	24,710	24,413
[5]	Honeywell Aerospace Inc.	4.950%	3/16/2036	21,675	21,504
[5]	Honeywell Aerospace Inc.	5.852%	3/16/2066	14,205	14,081
	J Paul Getty Trust	4.905%	4/1/2035	15,460	15,531
	John Deere Capital Corp.	4.400%	9/8/2031	225	224
	John Deere Capital Corp.	5.150%	9/8/2033	24,437	25,194
	Lockheed Martin Corp.	1.850%	6/15/2030	2,545	2,300
	Lockheed Martin Corp.	4.500%	5/15/2036	6,715	6,522
	Lockheed Martin Corp.	3.800%	3/1/2045	7,501	5,915
	Lockheed Martin Corp.	4.700%	5/15/2046	9,576	8,491
	Lockheed Martin Corp.	5.200%	2/15/2055	1,675	1,555
	Northrop Grumman Corp.	4.650%	7/15/2030	6,105	6,139
	Northrop Grumman Corp.	5.250%	7/15/2035	7,390	7,527
	Republic Services Inc.	4.875%	4/1/2029	3,640	3,694
	Republic Services Inc.	2.375%	3/15/2033	4,590	3,963
	Republic Services Inc.	5.200%	11/15/2034	16,358	16,669
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/2031	14,258	12,859
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/2045	33,200	28,910
[5]	Sydney Airport Finance Co. Pty Ltd.	5.248%	3/26/2036	37,445	37,140

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	1,080	1,109
	UL Solutions Inc.	6.500%	10/20/2028	12,130	12,699
	Union Pacific Corp.	2.800%	2/14/2032	2,135	1,941
	Union Pacific Corp.	3.550%	5/20/2061	10,000	6,595
	Union Pacific Corp.	3.750%	2/5/2070	19,165	12,725
	Waste Connections Inc.	5.250%	9/1/2035	7,055	7,194
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	6,495	6,563
					695,657
Materials (0.4%)
[5]	Anglo American Capital plc	2.625%	9/10/2030	6,650	6,076
	CRH SMW Finance DAC	5.125%	1/9/2030	21,335	21,688
	Glencore Canada Corp.	6.200%	6/15/2035	3,537	3,690
[5]	Glencore Finance Canada Ltd.	6.000%	11/15/2041	2,466	2,496
[5]	Glencore Funding LLC	4.875%	3/12/2029	5,855	5,891
[5]	Glencore Funding LLC	5.371%	4/4/2029	31,893	32,550
[5]	Glencore Funding LLC	2.625%	9/23/2031	8,510	7,580
[5]	Glencore Funding LLC	5.700%	5/8/2033	4,685	4,838
[5]	Glencore Funding LLC	6.500%	10/6/2033	23,895	25,843
[5]	Glencore Funding LLC	5.634%	4/4/2034	21,920	22,430
[5]	Glencore Funding LLC	3.875%	4/27/2051	2,150	1,548
[5]	Glencore Funding LLC	3.375%	9/23/2051	7,360	4,840
[5]	Glencore Funding LLC	5.893%	4/4/2054	21,160	20,602
[5]	Glencore Funding LLC	6.141%	4/1/2055	13,220	13,272
	Rio Tinto Finance USA plc	5.750%	3/14/2055	9,810	9,768
	Rio Tinto Finance USA plc	5.875%	3/14/2065	3,505	3,487
					186,599
Real Estate (1.5%)
	American Tower Corp.	3.800%	8/15/2029	22,126	21,578
	American Tower Corp.	5.000%	1/31/2030	2,520	2,549
	American Tower Corp.	5.900%	11/15/2033	4,122	4,315
[5]	American Tower Trust #1	5.490%	3/15/2053	67,325	68,072
	CBRE Services Inc.	4.900%	1/15/2033	3,610	3,566
	Cousins Properties LP	5.250%	7/15/2030	5,965	6,043
	Crown Castle Inc.	5.200%	9/1/2034	14,195	14,039
	CubeSmart LP	2.250%	12/15/2028	11,790	11,126
	DOC DR LLC	2.625%	11/1/2031	1,870	1,659
	Extra Space Storage LP	5.500%	7/1/2030	12,625	12,953
	Extra Space Storage LP	5.900%	1/15/2031	26,218	27,383
	Extra Space Storage LP	4.950%	1/15/2033	6,185	6,097
	GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2030	3,528	3,388
	GLP Capital LP / GLP Financing II Inc.	5.250%	2/15/2033	9,070	8,875
	GLP Capital LP / GLP Financing II Inc.	5.750%	11/1/2037	13,150	12,717
	Healthpeak OP LLC	2.125%	12/1/2028	29,850	28,125
	Healthpeak OP LLC	3.000%	1/15/2030	28,712	27,015
	Healthpeak OP LLC	2.875%	1/15/2031	8,675	7,963
	Healthpeak OP LLC	5.250%	12/15/2032	3,528	3,551
	Healthpeak OP LLC	4.750%	1/15/2033	25,950	25,379
	Healthpeak OP LLC	5.375%	2/15/2035	3,575	3,587
	Kite Realty Group LP	5.200%	8/15/2032	2,580	2,591
	NNN REIT Inc.	5.500%	6/15/2034	17,654	17,923
	Prologis LP	4.750%	1/15/2031	19,430	19,623
	Prologis LP	5.250%	5/15/2035	31,475	31,984
[5]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/2035	15,362	15,390
	Public Storage Operating Co.	5.100%	8/1/2033	5,980	6,109
	Realty Income Corp.	2.200%	6/15/2028	25,855	24,683
	Realty Income Corp.	4.700%	12/15/2028	26,960	27,151
	Realty Income Corp.	3.250%	1/15/2031	19,405	18,258
	Realty Income Corp.	2.850%	12/15/2032	24,565	21,777
	Realty Income Corp.	4.900%	7/15/2033	26,200	26,142
	Realty Income Corp.	5.125%	2/15/2034	15,836	15,945
	Realty Income Corp.	5.125%	4/15/2035	2,425	2,426
[5]	SBA Tower Trust	1.840%	4/15/2027	53,140	51,862
[5]	SBA Tower Trust	1.631%	5/15/2051	40,475	39,814
[5]	SBA Tower Trust	2.593%	10/15/2056	50,750	45,398
	Simon Property Group LP	4.750%	9/26/2034	3,753	3,674
	Ventas Realty LP	5.000%	2/15/2036	21,140	20,659
	VICI Properties LP	4.950%	2/15/2030	3,655	3,647
	VICI Properties LP	5.125%	11/15/2031	3,200	3,176
	VICI Properties LP	5.125%	5/15/2032	4,150	4,093

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Welltower OP LLC	3.100%	1/15/2030	3,112	2,961
	Welltower OP LLC	5.125%	7/1/2035	26,200	26,249
					731,515
Technology (2.1%)
	Apple Inc.	3.850%	5/4/2043	27,275	22,522
	Apple Inc.	3.450%	2/9/2045	4,035	3,072
	Apple Inc.	4.650%	2/23/2046	4,500	4,032
	Apple Inc.	3.850%	8/4/2046	36,510	29,016
	Apple Inc.	3.950%	8/8/2052	11,133	8,657
	Broadcom Inc.	4.750%	4/15/2029	1,870	1,890
	Broadcom Inc.	5.050%	7/12/2029	18,230	18,608
	Broadcom Inc.	4.350%	2/15/2030	16,530	16,475
	Broadcom Inc.	4.600%	7/15/2030	39,410	39,584
	Broadcom Inc.	4.150%	11/15/2030	4,670	4,599
	Broadcom Inc.	4.900%	7/15/2032	43,243	43,632
	Broadcom Inc.	2.600%	2/15/2033	26,170	22,861
	Broadcom Inc.	3.419%	4/15/2033	2,720	2,488
	Broadcom Inc.	3.469%	4/15/2034	20,074	18,091
[5]	Broadcom Inc.	3.137%	11/15/2035	4,150	3,526
	Broadcom Inc.	4.800%	2/15/2036	31,455	30,640
	Broadcom Inc.	3.500%	2/15/2041	3,825	3,057
	Cisco Systems Inc.	4.950%	2/26/2031	31,812	32,563
	Cisco Systems Inc.	5.050%	2/26/2034	19,250	19,517
	Cisco Systems Inc.	5.300%	2/26/2054	13,135	12,323
[5]	Foundry JV Holdco LLC	5.900%	1/25/2030	9,460	9,797
[5]	Foundry JV Holdco LLC	5.900%	1/25/2033	3,528	3,632
[5]	Foundry JV Holdco LLC	6.250%	1/25/2035	23,558	24,658
[5]	Foundry JV Holdco LLC	6.200%	1/25/2037	33,362	34,497
[5]	Foundry JV Holdco LLC	6.400%	1/25/2038	47,199	49,363
[5]	Foundry JV Holdco LLC	6.300%	1/25/2039	39,767	41,434
	Intel Corp.	2.000%	8/12/2031	1,260	1,091
	Intel Corp.	5.625%	2/10/2043	14,921	14,116
	Intel Corp.	4.100%	5/19/2046	17,674	13,248
	Intel Corp.	3.250%	11/15/2049	4,570	2,881
	Intel Corp.	3.200%	8/12/2061	16,360	9,126
	International Business Machines Corp.	4.150%	5/15/2039	37,985	32,931
	KLA Corp.	4.950%	7/15/2052	25,665	22,954
	Micron Technology Inc.	5.650%	11/1/2032	2,425	2,553
	Microsoft Corp.	2.525%	6/1/2050	152,183	91,127
	Oracle Corp.	4.550%	2/4/2029	21,745	21,466
	Oracle Corp.	5.875%	9/26/2045	5,818	5,024
	Oracle Corp.	6.550%	2/4/2046	11,095	10,359
	Oracle Corp.	4.000%	7/15/2046	2,085	1,406
	Oracle Corp.	4.000%	11/15/2047	2,090	1,378
	Oracle Corp.	3.950%	3/25/2051	10,126	6,420
	Oracle Corp.	5.550%	2/6/2053	6,396	5,102
	Oracle Corp.	5.375%	9/27/2054	5,550	4,293
	Oracle Corp.	6.000%	8/3/2055	5,420	4,544
	Oracle Corp.	6.850%	2/4/2066	26,925	24,720
	QUALCOMM Inc.	2.150%	5/20/2030	44,450	40,698
	QUALCOMM Inc.	4.500%	5/20/2030	10,265	10,317
	QUALCOMM Inc.	5.000%	5/20/2035	19,310	19,278
	QUALCOMM Inc.	4.800%	5/20/2045	5,070	4,480
	QUALCOMM Inc.	4.500%	5/20/2052	12,005	9,789
	Salesforce Inc.	4.900%	9/15/2031	44,650	44,589
	Synopsys Inc.	4.850%	4/1/2030	30,320	30,546
	Synopsys Inc.	5.000%	4/1/2032	30,140	30,398
	Teledyne Technologies Inc.	2.250%	4/1/2028	18,390	17,647
					983,015
Utilities (6.6%)
	AEP Texas Inc.	5.200%	4/15/2036	21,435	21,094
	AEP Texas Inc.	4.150%	5/1/2049	4,750	3,588
	AEP Texas Inc.	3.450%	1/15/2050	14,090	9,423
	AEP Transmission Co. LLC	4.500%	6/15/2052	14,190	11,644
	AEP Transmission Co. LLC	5.400%	3/15/2053	1,870	1,767
	Alabama Power Co.	5.100%	4/2/2035	4,555	4,596
	Alabama Power Co.	5.200%	6/1/2041	3,365	3,233
	Alabama Power Co.	4.100%	1/15/2042	5,595	4,659
	Alabama Power Co.	3.750%	3/1/2045	20,255	15,590

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alabama Power Co.	4.300%	7/15/2048	27,790	22,463
	Ameren Illinois Co.	3.700%	12/1/2047	5,085	3,804
[3]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/2041	12,092	12,014
	American Water Capital Corp.	4.450%	6/1/2032	14,030	13,808
	Arizona Public Service Co.	6.350%	12/15/2032	5,740	6,157
	Arizona Public Service Co.	3.350%	5/15/2050	10,651	7,064
	Arizona Public Service Co.	5.900%	8/15/2055	11,275	11,116
	Atmos Energy Corp.	5.000%	12/15/2054	14,265	12,672
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	3,528	3,618
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	9,820	6,173
[5]	Basin Electric Power Cooperative	5.850%	10/15/2055	17,420	16,995
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	25,332	27,040
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	865	909
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	10,725	9,996
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	32,020	24,941
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	240	196
[5]	Boston Gas Co.	3.150%	8/1/2027	8,010	7,883
[5]	Boston Gas Co.	3.001%	8/1/2029	5,700	5,413
[5]	Boston Gas Co.	3.757%	3/16/2032	13,050	12,236
[5]	Brooklyn Union Gas Co.	4.273%	3/15/2048	34,556	27,026
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	13,345	13,510
	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	20,727	20,316
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	24,500	24,938
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	9,123	9,059
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	28,787	29,493
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	2,250	2,300
	CenterPoint Energy Resources Corp.	6.625%	11/1/2037	4,406	4,870
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	13,465	12,589
	Cleco Securitization I LLC	4.646%	9/1/2044	26,300	25,384
	Commonwealth Edison Co.	4.350%	11/15/2045	11,990	9,906
	Commonwealth Edison Co.	3.650%	6/15/2046	4,680	3,494
	Commonwealth Edison Co.	3.750%	8/15/2047	5,000	3,738
	Commonwealth Edison Co.	4.000%	3/1/2048	9,180	7,140
	Commonwealth Edison Co.	3.850%	3/15/2052	3,365	2,475
	Consolidated Edison Co of New York Inc.	5.750%	11/15/2055	7,880	7,780
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	9,500	10,040
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	45,000	48,906
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	4,000	3,408
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	30,855	26,048
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	2,752	2,113
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	32,238	20,981
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	29,432	23,476
	Consumers Energy Co.	4.200%	9/1/2052	16,077	12,729
	Dominion Energy Inc.	4.600%	5/15/2028	20,725	20,793
	Dominion Energy Inc.	4.900%	8/1/2041	18,362	16,407
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	4,832	5,307
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	1,446	1,487
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	23,085	24,406
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	9,627	9,500
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	6,830	5,914
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	25,065	22,027
	DTE Energy Co.	4.950%	7/1/2027	17,300	17,418
	DTE Energy Co.	5.200%	4/1/2030	13,835	14,111
	Duke Energy Carolinas LLC	6.000%	12/1/2028	7,190	7,493
	Duke Energy Carolinas LLC	4.950%	1/15/2033	4,851	4,927
	Duke Energy Carolinas LLC	6.100%	6/1/2037	17,410	18,384
	Duke Energy Carolinas LLC	6.050%	4/15/2038	4,000	4,259
	Duke Energy Carolinas LLC	4.250%	12/15/2041	6,375	5,483
	Duke Energy Carolinas LLC	4.000%	9/30/2042	5,205	4,271
	Duke Energy Carolinas LLC	3.700%	12/1/2047	17,220	12,763
	Duke Energy Carolinas LLC	5.350%	1/15/2053	36,625	34,358
	Duke Energy Carolinas NC Storm Funding II LLC	5.070%	1/1/2048	27,745	27,130
	Duke Energy Corp.	3.400%	6/15/2029	11,420	11,071
	Duke Energy Corp.	4.500%	8/15/2032	850	837
	Duke Energy Corp.	4.950%	9/15/2035	13,955	13,626
	Duke Energy Corp.	3.300%	6/15/2041	36,075	27,076
	Duke Energy Corp.	4.800%	12/15/2045	37,600	32,209
	Duke Energy Corp.	3.750%	9/1/2046	18,040	13,331
	Duke Energy Corp.	5.000%	8/15/2052	5,485	4,696
	Duke Energy Corp.	6.100%	9/15/2053	6,250	6,271

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	5.800%	6/15/2054	6,250	5,992
	Duke Energy Florida LLC	3.400%	10/1/2046	1,870	1,327
	Duke Energy Florida LLC	5.950%	11/15/2052	11,095	11,238
	Duke Energy Indiana LLC	4.950%	3/15/2036	745	734
	Duke Energy Progress LLC	3.400%	4/1/2032	38,235	35,772
	Duke Energy Progress LLC	5.050%	3/15/2035	15,000	15,043
	Duke Energy Progress LLC	6.300%	4/1/2038	1,625	1,749
	Duke Energy Progress LLC	4.100%	3/15/2043	6,221	5,108
	Duke Energy Progress LLC	4.200%	8/15/2045	61,923	50,487
	Duke Energy Progress LLC	2.500%	8/15/2050	2,455	1,415
	Duke Energy Progress LLC	2.900%	8/15/2051	2,503	1,544
	Duke Energy Progress LLC	4.000%	4/1/2052	9,770	7,375
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2039	34,240	29,201
	Duke Energy Progress NC Storm Funding LLC	4.890%	1/1/2048	28,300	27,840
[5]	East Ohio Gas Co.	2.000%	6/15/2030	13,440	12,065
[5]	East Ohio Gas Co.	3.000%	6/15/2050	19,575	12,133
	Emera US Finance LP	3.550%	6/15/2026	23,660	23,590
[5]	Enel Finance International NV	4.125%	9/30/2028	9,545	9,462
[5]	Enel Finance International NV	4.375%	9/30/2030	24,890	24,466
	Evergy Metro Inc.	2.250%	6/1/2030	8,520	7,791
	Evergy Metro Inc.	4.200%	3/15/2048	3,282	2,606
	Eversource Energy	3.300%	1/15/2028	12,390	12,127
	Eversource Energy	5.450%	3/1/2028	24,455	24,868
	Eversource Energy	5.950%	2/1/2029	2,500	2,591
	Eversource Energy	4.250%	4/1/2029	2,181	2,163
	Eversource Energy	1.650%	8/15/2030	2,500	2,195
	Eversource Energy	4.450%	12/15/2030	9,115	8,994
	Eversource Energy	3.375%	3/1/2032	14,435	13,239
	FirstEnergy Corp.	2.650%	3/1/2030	3,655	3,388
	FirstEnergy Corp.	2.250%	9/1/2030	14,911	13,432
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	1,915	1,942
[5]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	6,851	6,806
	Florida Power & Light Co.	6.200%	6/1/2036	12,452	13,462
	Florida Power & Light Co.	5.690%	3/1/2040	3,254	3,350
	Florida Power & Light Co.	5.250%	2/1/2041	29,745	29,588
	Florida Power & Light Co.	4.125%	2/1/2042	20,000	16,959
	Florida Power & Light Co.	3.700%	12/1/2047	18,970	14,158
	Fortis Inc.	3.055%	10/4/2026	44,365	44,039
	Georgia Power Co.	4.850%	3/15/2031	11,510	11,671
	Georgia Power Co.	4.700%	5/15/2032	30,600	30,659
	Georgia Power Co.	4.950%	5/17/2033	20,850	21,034
	Georgia Power Co.	5.250%	3/15/2034	12,965	13,246
	Georgia Power Co.	5.200%	3/15/2035	23,590	23,944
	Georgia Power Co.	4.750%	9/1/2040	34,725	32,481
	Georgia Power Co.	4.300%	3/15/2042	32,262	27,847
	Georgia Power Co.	3.700%	1/30/2050	9,335	6,824
	Georgia Power Co.	5.125%	5/15/2052	31,780	28,997
	Indiana Michigan Power Co.	4.250%	8/15/2048	14,590	11,588
	Jersey Central Power & Light Co.	5.100%	1/15/2035	14,455	14,466
[3]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	17,501	16,502
[5]	KeySpan Gas East Corp.	2.742%	8/15/2026	37,580	37,360
[5]	KeySpan Gas East Corp.	5.819%	4/1/2041	5,060	5,037
[5]	Massachusetts Electric Co.	1.729%	11/24/2030	990	863
	MidAmerican Energy Co.	5.750%	11/1/2035	9,925	10,417
	MidAmerican Energy Co.	4.400%	10/15/2044	1,110	937
	MidAmerican Energy Co.	4.250%	5/1/2046	14,675	12,055
	MidAmerican Energy Co.	4.250%	7/15/2049	1,100	884
	MidAmerican Energy Co.	3.150%	4/15/2050	37,370	24,727
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	3,400	3,381
	Mississippi Power Co.	4.250%	3/15/2042	5,919	4,980
[5]	Monongahela Power Co.	5.400%	12/15/2043	4,320	4,038
	Nevada Power Co.	3.125%	8/1/2050	15,175	9,783
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/2028	37,780	37,557
[5]	Niagara Mohawk Power Corp.	4.647%	10/3/2030	2,500	2,490
	NiSource Inc.	5.250%	3/30/2028	19,598	19,905
	NiSource Inc.	5.250%	2/15/2043	13,546	12,548
	NiSource Inc.	4.800%	2/15/2044	9,995	8,722
	NiSource Inc.	5.000%	6/15/2052	22,475	19,424
	NiSource Inc.	5.850%	4/1/2055	7,275	7,061
	Northern States Power Co.	2.250%	4/1/2031	4,915	4,426

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern States Power Co.	4.850%	5/15/2036	11,940	11,794
[3,5]	Oglethorpe Power Corp.	6.191%	1/1/2031	22,200	23,370
	Oglethorpe Power Corp.	5.950%	11/1/2039	5,145	5,350
	Oglethorpe Power Corp.	4.550%	6/1/2044	1,835	1,510
	Oglethorpe Power Corp.	4.250%	4/1/2046	20,029	15,508
	Oglethorpe Power Corp.	5.800%	6/1/2054	4,625	4,481
[5]	Ohio Edison Co.	4.950%	12/15/2029	5,915	5,983
	Oklahoma Gas & Electric Co.	6.500%	4/15/2028	10,000	10,346
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	7,625	7,393
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	27,670	27,344
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	11,325	11,021
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	3,275	2,881
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	23,765	13,862
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	26,785	22,033
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	13,940	12,267
	Pacific Gas & Electric Co.	6.950%	3/15/2034	17,510	19,188
	Pacific Gas & Electric Co.	5.800%	5/15/2034	8,115	8,310
	Pacific Gas & Electric Co.	5.200%	5/1/2036	8,215	8,009
	Pacific Gas & Electric Co.	4.600%	6/15/2043	4,936	4,054
	Pacific Gas & Electric Co.	4.750%	2/15/2044	12,486	10,420
	Pacific Gas & Electric Co.	4.300%	3/15/2045	11,823	9,228
	Pacific Gas & Electric Co.	4.000%	12/1/2046	8,330	6,099
	Pacific Gas & Electric Co.	4.950%	7/1/2050	36,998	30,732
	Pacific Gas & Electric Co.	5.250%	3/1/2052	2,205	1,877
	Pacific Gas & Electric Co.	6.750%	1/15/2053	12,590	13,104
	Pacific Gas & Electric Co.	6.000%	5/1/2056	17,140	16,295
	PECO Energy Co.	4.600%	5/15/2052	16,875	14,150
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2038	3,573	2,957
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2048	16,435	12,126
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2049	10,355	9,036
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2049	26,060	24,629
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2054	23,790	21,793
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	10,000	8,778
	Potomac Electric Power Co.	6.500%	11/15/2037	8,000	8,824
	Public Service Co. of Colorado	4.150%	3/13/2029	12,620	12,583
	Public Service Co. of New Hampshire	5.350%	10/1/2033	1,870	1,928
	Public Service Co. of Oklahoma	5.450%	1/15/2036	28,970	29,180
	Public Service Electric & Gas Co.	3.100%	3/15/2032	13,910	12,815
	Public Service Electric & Gas Co.	5.050%	3/1/2035	19,940	20,056
	Public Service Electric & Gas Co.	5.500%	3/1/2055	13,425	12,983
	Public Service Electric & Gas Co.	5.625%	1/1/2056	10,415	10,261
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	15,080	15,369
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	9,680	9,832
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	2,200	2,224
	Puget Sound Energy Inc.	4.434%	11/15/2041	19,880	17,154
	San Diego Gas & Electric Co.	1.700%	10/1/2030	4,915	4,350
	San Diego Gas & Electric Co.	3.750%	6/1/2047	5,620	4,167
	San Diego Gas & Electric Co.	4.150%	5/15/2048	1,505	1,178
	San Diego Gas & Electric Co.	3.700%	3/15/2052	15,812	11,255
	San Diego Gas & Electric Co.	5.350%	4/1/2053	22,655	20,891
[3]	SCE Recovery Funding LLC	0.861%	11/15/2033	6,331	5,733
	SCE Recovery Funding LLC	1.942%	5/15/2040	3,915	2,994
	SCE Recovery Funding LLC	2.510%	11/15/2043	3,545	2,410
	Sempra	3.700%	4/1/2029	5,190	5,071
	Sempra	3.800%	2/1/2038	20,000	16,884
	Sempra	6.000%	10/15/2039	21,184	21,589
	Southern California Edison Co.	5.150%	6/1/2029	28,620	29,018
	Southern California Edison Co.	5.450%	6/1/2031	13,508	13,823
	Southern California Edison Co.	4.800%	3/15/2033	16,200	15,910
	Southern California Edison Co.	5.450%	3/1/2035	41,361	41,574
	Southern California Edison Co.	5.750%	4/1/2035	5,000	5,087
	Southern California Edison Co.	5.350%	7/15/2035	3,395	3,354
	Southern California Edison Co.	6.050%	3/15/2039	3,995	4,050
	Southern California Edison Co.	4.500%	9/1/2040	5,150	4,419
	Southern California Edison Co.	4.050%	3/15/2042	17,788	13,941
	Southern California Edison Co.	3.900%	3/15/2043	8,782	6,659
	Southern California Edison Co.	4.650%	10/1/2043	7,504	6,284
	Southern California Edison Co.	3.600%	2/1/2045	8,160	5,794
	Southern California Edison Co.	4.000%	4/1/2047	3,675	2,734
	Southern California Edison Co.	4.125%	3/1/2048	4,656	3,503

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	4.875%	3/1/2049	3,085	2,566
	Southern California Edison Co.	3.650%	2/1/2050	25,325	17,447
	Southern California Edison Co.	5.700%	3/1/2053	5,482	5,056
	Southern California Edison Co.	5.875%	12/1/2053	7,747	7,345
	Southern California Edison Co.	5.900%	3/1/2055	14,241	13,576
	Southern California Edison Co.	6.200%	9/15/2055	22,780	22,654
	Southern California Gas Co.	6.350%	11/15/2052	14,830	15,650
	Southern Co.	4.400%	7/1/2046	25,160	20,759
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	4,235	4,402
	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	4,740	4,679
	Southwest Gas Corp.	2.200%	6/15/2030	9,465	8,612
	Southwestern Electric Power Co.	5.300%	4/1/2033	8,365	8,494
	Southwestern Electric Power Co.	5.200%	4/1/2036	10,395	10,224
	Southwestern Electric Power Co.	6.200%	3/15/2040	9,800	10,182
	Southwestern Electric Power Co.	3.850%	2/1/2048	3,730	2,717
	Southwestern Electric Power Co.	5.900%	4/1/2056	29,160	28,355
	Southwestern Public Service Co.	3.700%	8/15/2047	3,790	2,792
	Tampa Electric Co.	4.900%	3/1/2029	7,195	7,290
[5]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/2044	39,050	37,482
[5]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/2048	18,750	17,845
[5]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/2052	17,590	16,488
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	5,830	5,922
	Tucson Electric Power Co.	5.500%	4/15/2053	6,980	6,545
	Tucson Electric Power Co.	5.900%	4/15/2055	5,310	5,283
	Union Electric Co.	4.000%	4/1/2048	14,942	11,549
	Union Electric Co.	3.900%	4/1/2052	13,335	9,974
	Virginia Electric & Power Co.	5.150%	3/15/2035	8,530	8,512
	Virginia Electric & Power Co.	4.900%	9/15/2035	12,905	12,625
	Virginia Electric & Power Co.	6.000%	5/15/2037	9,435	9,926
	Virginia Electric & Power Co.	5.650%	3/15/2055	8,375	8,046
	Virginia Electric & Power Co.	5.600%	9/15/2055	33,820	32,203
	Wisconsin Electric Power Co.	5.700%	12/1/2036	13,825	14,529
					3,154,997
Total Corporate Bonds (Cost $21,543,795)					20,230,593
Sovereign Bonds (0.7%)
[5]	Government of Bermuda	2.375%	8/20/2030	18,405	16,620
[5]	Government of Bermuda	3.375%	8/20/2050	7,115	4,844
[5]	Kingdom of Saudi Arabia	4.125%	1/12/2029	40,775	40,137
[5]	Kingdom of Saudi Arabia	5.375%	1/13/2031	6,915	7,057
[5]	Kingdom of Saudi Arabia	5.750%	1/16/2054	6,609	6,221
[5]	OMERS Finance Trust	4.000%	4/20/2028	17,930	17,938
	Republic of Chile	2.550%	7/27/2033	37,110	31,633
	Republic of Chile	3.500%	1/31/2034	19,975	18,017
	Republic of Chile	3.500%	4/15/2053	22,895	16,057
	State of Israel	5.375%	3/12/2029	31,735	32,151
	State of Israel	4.500%	1/13/2031	35,340	34,621
	State of Israel	5.500%	3/12/2034	18,085	18,302
	State of Israel	5.750%	3/12/2054	14,685	13,647
	United Mexican States	5.625%	2/9/2034	22,650	22,187
	United Mexican States	6.125%	2/9/2038	26,885	26,241
	United Mexican States	6.338%	5/4/2053	8,080	7,511
	United Mexican States	6.400%	5/7/2054	15,851	14,784
	United Mexican States	6.750%	2/9/2056	18,360	17,769
Total Sovereign Bonds (Cost $367,467)					345,737
Taxable Municipal Bonds (3.2%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/2037	1,500	1,222
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	4,670	4,873
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/2050	18,561	20,891
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/2043	10,070	8,447
	California GO	7.500%	4/1/2034	5,845	6,715
	California GO	7.300%	10/1/2039	38,580	44,321
	California GO	5.875%	10/1/2041	26,725	27,967
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/2037	6,305	5,904
	California State University College & University Revenue	2.719%	11/1/2052	7,175	4,648
	California State University College & University Revenue	2.939%	11/1/2052	15,330	10,354
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	54,512	60,872
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	27,857	31,108

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/2031	3,499	3,493
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/2040	7,770	6,250
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/2046	10,280	7,362
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/2051	4,680	3,782
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/2051	18,505	15,744
	Duke University College & University Revenue	5.850%	4/1/2037	62,165	66,947
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/2053	11,260	8,807
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	67,526	72,390
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/2034	1,545	1,367
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/2042	1,150	896
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/2046	7,010	6,411
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	50,000	34,760
	Houston TX GO	6.290%	3/1/2032	9,020	9,579
	Illinois GO	5.100%	6/1/2033	248,973	253,606
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/2034	16,525	17,570
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/2038	90	75
	JobsOhio Beverage System Miscellaneous Revenue, ETM	2.833%	1/1/2038	5,245	4,431
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/2045	38,405	36,988
[9]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/2051	15,160	10,532
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	18,170	18,475
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/2043	11,000	11,417
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	10,555	10,254
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/2039	15,000	15,474
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	2,135	2,474
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/2040	13,850	15,114
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	2,955	2,757
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/2034	11,385	10,314
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/2043	9,215	7,477
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	28,975	34,249
	New York NY GO	4.610%	9/1/2037	25,165	24,518
	New York NY GO	5.094%	10/1/2049	16,240	15,164
	New York NY GO	5.114%	10/1/2054	7,665	7,002
	New York NY GO	5.935%	2/1/2055	4,085	4,181
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	15,100	16,479
[10]	Oregon School Boards Association GO	4.759%	6/30/2028	6,178	6,208
[9]	Oregon State University College & University Revenue	3.424%	3/1/2060	31,000	21,615
[11]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/2028	64,830	68,442
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/2040	35	37
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/2053	34,450	32,849
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/2060	16,940	10,922
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	53,000	44,425
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/2065	10,910	9,771
	Riverside CA General Fund Revenue	3.857%	6/1/2045	12,905	11,294
	Riverside County CA Appropriations Revenue	3.818%	2/15/2038	9,875	9,315
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/2042	20,635	16,846
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.469%	2/1/2045	11,450	11,475
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.569%	2/1/2050	25,430	25,390
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	33,175	32,269
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/2030	7,275	7,402
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/2041	10,206	10,337
	University of California College & University Revenue	1.316%	5/15/2027	7,795	7,575
	University of California College & University Revenue	3.931%	5/15/2045	18,275	16,788
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/2032	17,270	16,995
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	10,665	11,316
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	15,790	16,775
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	14,850	9,731
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	45,480	38,719
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/2060	27,700	17,586
	University of Michigan College & University Revenue	2.562%	4/1/2050	17,168	10,533
	University of Michigan College & University Revenue	3.504%	4/1/2052	14,470	10,492
	University of Minnesota College & University Revenue	4.048%	4/1/2052	26,315	21,047
	Wisconsin Appropriations Revenue	3.954%	5/1/2036	20,825	19,685
Total Taxable Municipal Bonds (Cost $1,632,877)					1,499,500

Wellesley Income Fund
	Shares	Market Value• ($000)
Common Stocks (37.3%)
Communication Services (1.1%)
T-Mobile US Inc.	1,624,749	341,246
Walt Disney Co.	1,757,050	169,344
		510,590
Consumer Discretionary (1.5%)
Dick's Sporting Goods Inc.	1,272,438	252,312
Industria de Diseno Textil SA	3,411,638	198,587
Darden Restaurants Inc.	704,862	138,181
NIKE Inc. Class B	2,251,402	118,919
		707,999
Consumer Staples (3.6%)
Unilever plc ADR	7,069,655	402,758
Keurig Dr Pepper Inc.	11,560,006	304,375
Philip Morris International Inc.	1,464,064	242,068
Archer-Daniels-Midland Co.	3,094,692	224,953
Kimberly-Clark Corp.	2,172,914	209,621
Constellation Brands Inc. Class A	1,268,156	190,224
Pernod Ricard SA	1,806,442	134,331
		1,708,330
Energy (3.1%)
Diamondback Energy Inc.	2,258,800	446,768
Targa Resources Corp.	999,040	250,490
ConocoPhillips	1,835,328	242,263
Williams Cos. Inc.	3,051,501	222,088
EQT Corp.	2,882,671	183,453
Marathon Petroleum Corp.	558,291	136,324
		1,481,386
Financials (7.5%)
Bank of America Corp.	8,356,337	407,371
Huntington Bancshares Inc.	21,072,900	329,791
M&T Bank Corp.	1,406,217	290,693
Marsh & McLennan Cos. Inc.	1,528,456	265,111
American International Group Inc.	3,151,497	237,150
Ares Management Corp. Class A	2,140,672	233,547
Progressive Corp.	1,172,079	232,353
Regions Financial Corp.	8,774,656	229,194
Nasdaq Inc.	2,648,860	224,862
CME Group Inc.	722,662	213,438
Raymond James Financial Inc.	1,420,139	205,622
Intercontinental Exchange Inc.	1,301,361	204,678
Capital One Financial Corp.	984,423	179,588
TPG Inc.	4,412,208	178,739
Equitable Holdings Inc.	3,862,694	143,345
		3,575,482
Health Care (5.8%)
Merck & Co. Inc.	4,635,428	557,596
Johnson & Johnson	1,810,626	442,589
Gilead Sciences Inc.	1,732,963	241,523
Pfizer Inc.	7,930,312	222,683
Becton Dickinson & Co.	1,326,288	208,532
Elevance Health Inc. (XNYS)	636,564	186,354
Zoetis Inc.	1,533,587	181,285
CVS Health Corp.	2,473,375	177,638
AstraZeneca plc ADR	896,908	176,888
Roche Holding AG	442,447	176,577
UnitedHealth Group Inc.	557,330	150,808
		2,722,473
Industrials (4.0%)
Honeywell International Inc.	1,378,674	311,622
Ferguson Enterprises Inc.	1,031,965	240,716
L3Harris Technologies Inc.	671,825	231,880
Automatic Data Processing Inc.	1,055,693	214,496
Emerson Electric Co.	1,540,378	201,820
Eaton Corp. plc	554,859	198,457
PACCAR Inc.	1,693,034	195,546
Sunbelt Rentals Holdings Inc.	2,748,137	175,307

Wellesley Income Fund
				Shares	Market Value• ($000)
	Johnson Controls International plc			1,070,784	140,219
					1,910,063
Information Technology (4.2%)
	Broadcom Inc.			2,742,874	848,947
	Cisco Systems Inc.			4,919,411	381,697
	TE Connectivity plc			1,122,612	234,648
	NXP Semiconductors NV			1,155,082	227,389
	NetApp Inc. (XNGS)			1,554,728	159,189
	Accenture plc Class A			692,473	137,311
					1,989,181
Materials (1.4%)
	PPG Industries Inc.			1,739,315	185,898
	Avery Dennison Corp.			1,037,977	179,238
	Freeport-McMoRan Inc.			2,670,742	156,986
	Nutrien Ltd.			1,912,475	144,315
					666,437
Real Estate (1.5%)
	Crown Castle Inc.			3,888,000	316,133
	Gaming & Leisure Properties Inc.			4,908,799	217,803
	Weyerhaeuser Co.			7,121,756	173,985
					707,921
Utilities (3.6%)
	Dominion Energy Inc.			4,136,735	255,733
	Sempra			2,628,679	255,429
	American Electric Power Co. Inc.			1,946,283	255,119
	American Water Works Co. Inc.			1,571,260	213,833
	PPL Corp.			5,385,622	205,731
	Atmos Energy Corp.			1,024,942	189,327
	CMS Energy Corp.			2,390,144	185,427
	WEC Energy Group Inc.			1,263,180	146,238
					1,706,837
Total Common Stocks (Cost $14,271,919)					17,686,699
		Coupon
Temporary Cash Investments (1.7%)
Money Market Fund (0.0%)
[12]	Vanguard Market Liquidity Fund	3.687%		64	6
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.7%)
	Bank of America Securities, LLC (Dated 3/31/2026, Repurchase Value $34,404, collateralized by U.S. Government Agency Obligations 4.500%–5.500%, 1/1/2040–12/1/2055, with a value of $35,088)	3.670%	4/1/2026	34,400	34,400
	Bank of America Securities, LLC (Dated 3/31/2026, Repurchase Value $40,004, collateralized by U.S. Treasury and Government Agency Obligations 4.500%–6.500%, 5/15/2027–3/1/2056, with a value of $40,800)	3.680%	4/1/2026	40,000	40,000
	Bank of America Securities, LLC (Dated 3/31/2026, Repurchase Value $85,009, collateralized by U.S. Treasury Obligations 4.250%–4.750%, 3/31/2033–2/15/2045, with a value of $86,700)	3.670%	4/1/2026	85,000	85,000
	Deutsche Bank Securities, Inc. (Dated 3/31/2026, Repurchase Value $5,001, collateralized by U.S. Government Agency Obligations 3.000%–6.000%, 7/1/2047–10/1/2055, with a value of $5,100)	3.670%	4/1/2026	5,000	5,000
	HSBC Bank USA (Dated 3/31/2026, Repurchase Value $77,008, collateralized by U.S. Government Agency Obligations 2.500%–7.000%, 7/1/2028–3/1/2056, with a value of $78,540)	3.670%	4/1/2026	77,000	77,000
	JP Morgan Securities, LLC (Dated 3/31/2026, Repurchase Value $40,004, collateralized by U.S. Government Agency Obligations 2.250%, 2/15/2027, with a value of $40,800)	3.660%	4/1/2026	40,000	40,000
	JP Morgan Securities, LLC (Dated 3/31/2026, Repurchase Value $118,112, collateralized by U.S. Treasury Obligations 2.375%, 1/15/2027, with a value of $120,462)	3.660%	4/1/2026	118,100	118,100
	Natixis SA (Dated 3/31/2026, Repurchase Value $176,618, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 6/30/2026–2/15/2053, with a value of $180,132)	3.660%	4/1/2026	176,600	176,600

Wellesley Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NatWest Markets plc (Dated 3/31/2026, Repurchase Value $9,601, collateralized by U.S. Treasury Obligations 3.875%, 8/15/2034, with a value of $9,792)	3.660%	4/1/2026	9,600	9,600
Nomura International plc (Dated 3/31/2026, Repurchase Value $12,801, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 5/7/2026–2/15/2046, with a value of $13,072)	3.660%	4/1/2026	12,800	12,800
Nomura International plc (Dated 3/31/2026, Repurchase Value $55,006, collateralized by U.S. Treasury Obligations 0.375%–4.375%, 4/30/2026–8/15/2032, with a value of $56,100)	3.660%	4/1/2026	55,000	55,000
RBC Capital Markets LLC (Dated 3/31/2026, Repurchase Value $10,001, collateralized by U.S. Treasury Obligations 3.000%–4.625%, 6/15/2027–2/15/2049, with a value of $10,200)	3.670%	4/1/2026	10,000	10,000
Societe Generale (Dated 3/31/2026, Repurchase Value $118,612, collateralized by U.S. Treasury Obligations 2.875%–4.625%, 8/15/2043–5/15/2054, with a value of $120,972)	3.660%	4/1/2026	118,600	118,600
				782,100
Total Temporary Cash Investments (Cost $782,102)				782,106
Total Investments (100.4%) (Cost $45,715,806)				47,580,874
Other Assets and Liabilities—Net (-0.4%)				(167,380)
Net Assets (100%)				47,413,494
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $4,524 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $1,095 have been segregated as collateral for open over-the-counter swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $6,303,507, representing 13.3% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Wellesley Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	2,283	253,520	454

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Elevance Health Inc.	5/5/2028	JPMC	111,090	(3.643)	2,625	—
NetApp Inc.	5/11/2026	CITNA	74,868	(3.894)	4,063	—
					6,688	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
At March 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $3,967 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $45,715,804)	47,580,868
Affiliated Issuers (Cost $2)	6
Total Investments in Securities	47,580,874
Investment in Vanguard	1,127
Cash	355
Foreign Currency, at Value (Cost $3,320)	3,330
Receivables for Investment Securities Sold	67,541
Receivables for Accrued Income	364,967
Receivables for Capital Shares Issued	6,185
Variation Margin Receivable—Futures Contracts	535
Unrealized Appreciation—Over-the-Counter Swap Contracts	6,688
Total Assets	48,031,602
Liabilities
Payables for Investment Securities Purchased	580,995
Payables to Investment Advisor	6,021
Payables for Capital Shares Redeemed	28,586
Payables to Vanguard	2,506
Total Liabilities	618,108
Net Assets	47,413,494
At March 31, 2026, net assets consisted of:

Paid-in Capital	44,129,593
Total Distributable Earnings (Loss)	3,283,901
Net Assets	47,413,494

Investor Shares—Net Assets
Applicable to 298,900,010 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,557,490
Net Asset Value Per Share—Investor Shares	$25.28

Admiral™ Shares—Net Assets
Applicable to 650,809,509 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,856,004
Net Asset Value Per Share—Admiral Shares	$61.24

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Dividends[1]	260,126
Interest	673,744
Securities Lending—Net	3
Total Income	933,873
Expenses
Investment Advisory Fees—Note B
Basic Fee	13,188
Performance Adjustment	(757)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	6,328
Management and Administrative—Admiral Shares	19,416
Marketing and Distribution—Investor Shares	203
Marketing and Distribution—Admiral Shares	707
Custodian Fees	148
Shareholders’ Reports—Investor Shares	89
Shareholders’ Reports—Admiral Shares	127
Trustees’ Fees and Expenses	14
Other Expenses	8
Total Expenses	39,471
Expenses Paid Indirectly	(42)
Net Expenses	39,429
Net Investment Income	894,444
Realized Net Gain (Loss)
Investment Securities Sold	1,683,842
Futures Contracts	(1,642)
Swap Contracts	(34,567)
Foreign Currencies	133
Realized Net Gain (Loss)	1,647,766
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,454,211)
Futures Contracts	462
Swap Contracts	6,688
Foreign Currencies	(94)
Change in Unrealized Appreciation (Depreciation)	(1,447,155)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,095,055
1	Dividends are net of foreign withholding taxes of $2,148.
2	Change in unrealized appreciation (depreciation) from an affiliated company of the fund was less than $1.There was no realized net gain (loss) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	894,444	1,775,503
Realized Net Gain (Loss)	1,647,766	2,053,614
Change in Unrealized Appreciation (Depreciation)	(1,447,155)	(968,193)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,095,055	2,860,924
Distributions
Investor Shares	(459,122)	(533,593)
Admiral Shares	(2,415,900)	(2,609,194)
Total Distributions	(2,875,022)	(3,142,787)
Capital Share Transactions
Investor Shares	(226,359)	(873,185)
Admiral Shares	396,278	(1,748,010)
Net Increase (Decrease) from Capital Share Transactions	169,919	(2,621,195)
Total Increase (Decrease)	(1,610,048)	(2,903,058)
Net Assets
Beginning of Period	49,023,542	51,926,600
End of Period	47,413,494	49,023,542

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.27	$26.40	$23.66	$24.16	$29.31	$27.46
Investment Operations
Net Investment Income[1]	.470	.908	.900	.817	.750	.724
Net Realized and Unrealized Gain (Loss) on Investments	.098	.592	3.101	.610	(4.120)	2.306
Total from Investment Operations	.568	1.500	4.001	1.427	(3.370)	3.030
Distributions
Dividends from Net Investment Income	(.482)	(.921)	(.931)	(.826)	(.752)	(.714)
Distributions from Realized Capital Gains	(1.076)	(.709)	(.330)	(1.101)	(1.028)	(.466)
Total Distributions	(1.558)	(1.630)	(1.261)	(1.927)	(1.780)	(1.180)
Net Asset Value, End of Period	$25.28	$26.27	$26.40	$23.66	$24.16	$29.31
Total Return[2]	2.20%	6.11%	17.29%	5.79%	-12.18%	11.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,557	$8,069	$9,009	$9,135	$10,138	$12,629
Ratio of Total Expenses to Average Net Assets[3]	0.22%[4]	0.22%[4]	0.23%[5]	0.23%[5]	0.23%[5]	0.23%
Ratio of Net Investment Income to Average Net Assets	3.60%	3.55%	3.61%	3.30%	2.72%	2.51%
Portfolio Turnover Rate	39%	63%[6]	59%[6]	53%[6]	58%[6]	39%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), 0.00%, 0.00%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.22%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.23%.
6	Includes 1%, 1%, 5%, 10%, and 4%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$63.63	$63.95	$57.31	$58.52	$70.99	$66.51
Investment Operations
Net Investment Income[1]	1.162	2.245	2.222	2.022	1.865	1.801
Net Realized and Unrealized Gain (Loss) on Investments	.247	1.425	7.515	1.480	(9.975)	5.585
Total from Investment Operations	1.409	3.670	9.737	3.502	(8.110)	7.386
Distributions
Dividends from Net Investment Income	(1.191)	(2.274)	(2.299)	(2.044)	(1.869)	(1.777)
Distributions from Realized Capital Gains	(2.608)	(1.716)	(.798)	(2.668)	(2.491)	(1.129)
Total Distributions	(3.799)	(3.990)	(3.097)	(4.712)	(4.360)	(2.906)
Net Asset Value, End of Period	$61.24	$63.63	$63.95	$57.31	$58.52	$70.99
Total Return[2]	2.25%	6.17%	17.37%	5.87%	-12.11%	11.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,856	$40,955	$42,918	$42,412	$45,342	$54,153
Ratio of Total Expenses to Average Net Assets[3]	0.15%[4]	0.15%[4]	0.16%[5]	0.16%[5]	0.16%[5]	0.16%
Ratio of Net Investment Income to Average Net Assets	3.67%	3.62%	3.68%	3.38%	2.79%	2.57%
Portfolio Turnover Rate	39%	63%[6]	59%[6]	53%[6]	58%[6]	39%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), 0.00%, 0.00%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.15%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.16%.
6	Includes 1%, 1%, 5%, 10%, and 4%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Notes to Financial Statements
Vanguard Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Wellesley Income Fund
6.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended March 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.

Wellesley Income Fund
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to a combined index comprising the Bloomberg U.S. Credit A or Better Bond Index and the FTSE High Dividend Yield Index for the preceding three years. For the six months ended March 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.05% of the fund’s average net assets, before a net decrease of $757,000 (less than 0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,127,000, representing less than 0.01% of the fund’s net assets and 0.45% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended March 31, 2026, these arrangements reduced the fund’s expenses by $42,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Wellesley Income Fund
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,358,861	—	6,358,861
Asset-Backed/Commercial Mortgage-Backed Securities	—	677,378	—	677,378
Corporate Bonds	—	20,230,593	—	20,230,593
Sovereign Bonds	—	345,737	—	345,737
Taxable Municipal Bonds	—	1,499,500	—	1,499,500
Common Stocks	17,001,897	684,802	—	17,686,699
Temporary Cash Investments	6	782,100	—	782,106
Total	17,001,903	30,578,971	—	47,580,874
Derivative Financial Instruments
Assets
Futures Contracts[1]	454	—	—	454
Swap Contracts	—	6,688	—	6,688
Total	454	6,688	—	7,142
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At March 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	—	454	454
Unrealized Appreciation— Over-the-Counter Swap Contracts	6,688	—	6,688
Total Assets	6,688	454	7,142
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Futures Contracts	—	(1,642)	(1,642)
Swap Contracts	(34,567)	—	(34,567)
Realized Net Gain (Loss) on Derivatives	(34,567)	(1,642)	(36,209)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	—	462	462
Swap Contracts	6,688	—	6,688
Change in Unrealized Appreciation (Depreciation) on Derivatives	6,688	462	7,150
G.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	45,805,025
Gross Unrealized Appreciation	4,444,605
Gross Unrealized Depreciation	(2,668,302)
Net Unrealized Appreciation (Depreciation)	1,776,303
H.	During the six months ended March 31, 2026, the fund purchased $11,710,275,000 of investment securities and sold $14,034,572,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $6,954,597,000 and $6,268,073,000, respectively.

Wellesley Income Fund
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2026, such purchases were $46,432,000 and sales were $137,988,000, resulting in net realized gain of $21,736,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
I.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	388,912	14,893	592,263	23,118
Issued in Lieu of Cash Distributions	426,329	16,829	495,327	19,790
Redeemed	(1,041,600)	(39,963)	(1,960,775)	(77,012)
Net Increase (Decrease)—Investor Shares	(226,359)	(8,241)	(873,185)	(34,104)
Admiral Shares
Issued	1,608,735	25,475	2,747,862	44,449
Issued in Lieu of Cash Distributions	2,130,896	34,729	2,293,340	37,812
Redeemed	(3,343,353)	(53,004)	(6,789,212)	(109,801)
Net Increase (Decrease)—Admiral Shares	396,278	7,200	(1,748,010)	(27,540)
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q272 052026

Financial Statements
For the period ended March 31, 2026
Vanguard Wellington™ Dividend Growth Active ETF

Contents
Financial Statements	1

Wellington Dividend Growth Active ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (98.6%)
Communication Services (3.4%)
Alphabet Inc. Class A	1,841	530
Meta Platforms Inc. Class A	504	288
		818
Consumer Discretionary (12.8%)
TJX Cos. Inc.	5,390	861
Home Depot Inc.	2,403	790
NIKE Inc. Class B	11,117	587
McDonald's Corp.	1,749	544
Marriott International Inc. Class A	860	281
		3,063
Consumer Staples (7.1%)
Procter & Gamble Co.	5,281	763
Coca-Cola Co.	8,812	670
Kroger Co.	3,599	260
		1,693
Energy (0.5%)
Exxon Mobil Corp.	732	124
Financials (24.9%)
Mastercard Inc. Class A	2,089	1,044
Visa Inc. Class A	2,580	780
Wells Fargo & Co.	9,800	780
Chubb Ltd.	2,381	776
S&P Global Inc.	1,778	756
Marsh & McLennan Cos. Inc.	3,699	642
Blackrock Inc.	643	618
American Express Co.	1,890	572
		5,968
Health Care (12.5%)
Eli Lilly & Co.	1,243	1,143
Stryker Corp.	2,273	747
Danaher Corp.	3,854	731
Elevance Health Inc. (XNYS)	1,244	364
		2,985
Industrials (10.1%)
Northrop Grumman Corp.	1,437	980
Honeywell International Inc.	4,299	972
AMETEK Inc.	2,106	452
		2,404
Information Technology (23.0%)
Broadcom Inc.	4,381	1,356
Microsoft Corp.	3,308	1,225
Texas Instruments Inc.	4,513	876
Apple Inc.	2,902	736
KLA Corp.	335	493
Amphenol Corp. Class A	3,724	471
QUALCOMM Inc.	2,697	347
		5,504
Materials (4.3%)
Linde plc	2,083	1,033
Total Common Stocks (Cost $24,780)		23,592
1

Wellington Dividend Growth Active ETF
		Shares	Market Value• ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $336)	3,365	336
Total Investments (100.0%) (Cost $25,116)			23,928
Other Assets and Liabilities—Net (0.0%)			3
Net Assets (100%)			23,931
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Wellington Dividend Growth Active ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,780)	23,592
Affiliated Issuers (Cost $336)	336
Total Investments in Securities	23,928
Investment in Vanguard	1
Receivables for Accrued Income	18
Total Assets	23,947
Liabilities
Payables for Investment Securities Purchased	1
Payables to Investment Advisor	13
Payables to Vanguard	2
Total Liabilities	16
Net Assets	23,931
At March 31, 2026, net assets consisted of:

Paid-in Capital	25,437
Total Distributable Earnings (Loss)	(1,506)
Net Assets	23,931

Net Assets
Applicable to 420,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,931
Net Asset Value Per Share	$56.98

See accompanying Notes, which are an integral part of the Financial Statements.
3

Wellington Dividend Growth Active ETF
Statement of Operations

November 14, 2025[1] to March 31, 2026
($000)
Investment Income
Income
Dividends	109
Interest[2]	5
Total Income	114
Expenses
Investment Advisory Fees—Note B	17
The Vanguard Group—Note C
Management and Administrative	7
Custodian Fees	—
Shareholders’ Reports	4
Trustees’ Fees and Expenses	—
Professional Services	2
Total Expenses	30
Net Investment Income	84
Realized Net Gain (Loss) on Investment Securities Sold[2,3]	(381)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	(1,188)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,485)
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $38 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Wellington Dividend Growth Active ETF
Statement of Changes in Net Assets

November 14, 2025[1] to March 31, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	84
Realized Net Gain (Loss)	(381)
Change in Unrealized Appreciation (Depreciation)	(1,188)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,485)
Distributions
Total Distributions	(21)
Capital Share Transactions
Issued	26,055
Issued in Lieu of Cash Distributions	—
Redeemed	(618)
Net Increase (Decrease) from Capital Share Transactions	25,437
Total Increase (Decrease)	23,931
Net Assets
Beginning of Period	—
End of Period	23,931
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Wellington Dividend Growth Active ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	November 14, 2025[1] to March 31, 2026
Net Asset Value, Beginning of Period	$60.00
Investment Operations
Net Investment Income[2]	.253
Net Realized and Unrealized Gain (Loss) on Investments	(3.195)
Total from Investment Operations	(2.942)
Distributions
Dividends from Net Investment Income	(.078)
Distributions from Realized Capital Gains	—
Total Distributions	(.078)
Net Asset Value, End of Period	$56.98
Total Return	-4.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24
Ratio of Total Expenses to Average Net Assets	0.40%
Ratio of Net Investment Income to Average Net Assets	1.13%
Portfolio Turnover Rate[3]	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Wellington Dividend Growth Active ETF
Notes to Financial Statements
Vanguard Wellington Dividend Growth Active ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
5. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company LLP beginning January 1, 2027, the investment advisory fee will be subject to quarterly adjustments based on the fund’s performance relative to the S&P U.S. Dividend Growers Index since December 31, 2025. For the period ended March 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.
7

Wellington Dividend Growth Active ETF
E.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	25,143
Gross Unrealized Appreciation	708
Gross Unrealized Depreciation	(1,923)
Net Unrealized Appreciation (Depreciation)	(1,215)
F.	During the period ended March 31, 2026, the fund purchased $4,988,000 of investment securities and sold $4,225,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $24,995,000 and $598,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital shares issued and redeemed were:

November 14, 2025[1] to March 31, 2026
Shares (000)
Issued	430
Issued in Lieu of Cash Distributions	—
Redeemed	(10)
Net Increase (Decrease) in Shares Outstanding	420
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At March 31, 2026, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0532 052026
8

Financial Statements
For the period ended March 31, 2026
Vanguard Wellington™ U.S. Growth Active ETF

Contents
Financial Statements	1

Wellington U.S. Growth Active ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Communication Services (10.4%)
	Alphabet Inc. Class A	6,268	1,802
	Meta Platforms Inc. Class A	1,062	608
			2,410
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	6,687	1,393
*	Tesla Inc.	1,202	447
*	MercadoLibre Inc.	256	443
*	Airbnb Inc. Class A	2,835	358
*	DoorDash Inc. Class A	1,325	199
*	Champion Homes Inc.	2,247	167
*	Coupang Inc.	6,665	126
*	Shake Shack Inc. Class A	1,239	109
*	Flutter Entertainment plc	945	96
			3,338
Financials (5.0%)
	Mastercard Inc. Class A	1,732	866
	HA Sustainable Infrastructure Capital Inc.	7,590	279
			1,145
Health Care (6.5%)
	Eli Lilly & Co.	774	712
*	Argenx SE ADR	341	249
*	Vertex Pharmaceuticals Inc.	483	216
*	Natera Inc.	1,063	212
*	Revolution Medicines Inc.	1,118	109
			1,498
Industrials (5.1%)
*	Axon Enterprise Inc.	727	309
*	Nextpower Inc. Class A	2,282	275
*	Grab Holdings Ltd. Class A	66,366	243
*	Clean Harbors Inc.	735	210
*	Bloom Energy Corp. Class A	1,054	143
			1,180
Information Technology (53.2%)
	NVIDIA Corp.	20,083	3,503
	Microsoft Corp.	7,222	2,673
	Apple Inc.	7,709	1,956
	Broadcom Inc.	3,493	1,081
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,809	611
	ASML Holding NV GDR (Registered)	395	522
*	Coherent Corp.	2,036	485
*	Shopify Inc. Class A (XTSE)	3,255	386
*	Wix.com Ltd.	3,561	321
*	Samsara Inc. Class A	9,186	291
*	Unity Software Inc.	12,205	268
*	HubSpot Inc.	823	201
			12,298
Other (2.9%)
	iShares Russell 1000 Growth ETF	1,553	662
Real Estate (1.9%)
	Welltower Inc.	2,256	446
Total Common Stocks (Cost $24,808)			22,977
1

Wellington U.S. Growth Active ETF
		Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $154)	1,541	154
Total Investments (100.0%) (Cost $24,962)			23,131
Other Assets and Liabilities—Net (0.0%)			(10)
Net Assets (100%)			23,121
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Wellington U.S. Growth Active ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,808)	22,977
Affiliated Issuers (Cost $154)	154
Total Investments in Securities	23,131
Investment in Vanguard	1
Receivables for Accrued Income	2
Total Assets	23,134
Liabilities
Payables to Investment Advisor	11
Payables to Vanguard	2
Total Liabilities	13
Net Assets	23,121
At March 31, 2026, net assets consisted of:

Paid-in Capital	24,953
Total Distributable Earnings (Loss)	(1,832)
Net Assets	23,121

Net Assets
Applicable to 420,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,121
Net Asset Value Per Share	$55.05

See accompanying Notes, which are an integral part of the Financial Statements.
3

Wellington U.S. Growth Active ETF
Statement of Operations

November 14, 2025[1] to March 31, 2026
($000)
Investment Income
Income
Dividends[2]	27
Interest[3]	3
Total Income	30
Expenses
Investment Advisory Fees—Note B	16
The Vanguard Group—Note C
Management and Administrative	4
Custodian Fees	—
Shareholders’ Reports	3
Trustees’ Fees and Expenses	—
Professional Services	2
Total Expenses	25
Net Investment Income	5
Realized Net Gain (Loss) on Investment Securities Sold[3,4]	(3)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[3]	(1,831)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,829)
1	Inception.
2	Dividends are net of foreign withholding taxes of $1.
3	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
4	Includes $139 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Wellington U.S. Growth Active ETF
Statement of Changes in Net Assets

November 14, 2025[1] to March 31, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5
Realized Net Gain (Loss)	(3)
Change in Unrealized Appreciation (Depreciation)	(1,831)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,829)
Distributions
Total Distributions	(3)
Capital Share Transactions
Issued	26,726
Issued in Lieu of Cash Distributions	—
Redeemed	(1,773)
Net Increase (Decrease) from Capital Share Transactions	24,953
Total Increase (Decrease)	23,121
Net Assets
Beginning of Period	—
End of Period	23,121
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Wellington U.S. Growth Active ETF
Financial Highlights
For a Share Outstanding Throughout the Period	November 14, 2025[1] to March 31, 2026
Net Asset Value, Beginning of Period	$60.00
Investment Operations
Net Investment Income[2]	.015
Net Realized and Unrealized Gain (Loss) on Investments	(4.954)
Total from Investment Operations	(4.939)
Distributions
Dividends from Net Investment Income	(.011)
Distributions from Realized Capital Gains	—
Total Distributions	(.011)
Net Asset Value, End of Period	$55.05
Total Return	-8.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23
Ratio of Total Expenses to Average Net Assets	0.35%
Ratio of Net Investment Income to Average Net Assets	0.07%
Portfolio Turnover Rate[3]	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Wellington U.S. Growth Active ETF
Notes to Financial Statements
Vanguard Wellington U.S. Growth Active ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
5. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company LLP beginning January 1, 2027, the investment advisory fee will be subject to quarterly adjustments based on the fund’s performance relative to the Russell 1000 Growth Index since December 31, 2025. For the period ended March 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.22% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.
7

Wellington U.S. Growth Active ETF
E.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	25,089
Gross Unrealized Appreciation	440
Gross Unrealized Depreciation	(2,398)
Net Unrealized Appreciation (Depreciation)	(1,958)
F.	During the period ended March 31, 2026, the fund purchased $5,550,000 of investment securities and sold $4,902,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $25,898,000 and $1,735,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital shares issued and redeemed were:

November 14, 2025[1] to March 31, 2026
Shares (000)
Issued	450
Issued in Lieu of Cash Distributions	—
Redeemed	(30)
Net Increase (Decrease) in Shares Outstanding	420
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0542 052026
8

Financial Statements
For the period ended March 31, 2026
Vanguard Wellington™ U.S. Value Active ETF

Contents
Financial Statements	1

Wellington U.S. Value Active ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.8%)
Communication Services (7.1%)
	Alphabet Inc. Class A	5,007	1,440
	T-Mobile US Inc.	4,290	901
	Walt Disney Co.	7,563	729
*	EchoStar Corp. Class A	4,416	517
*	Live Nation Entertainment Inc.	1,719	262
			3,849
Consumer Discretionary (8.2%)
*	Amazon.com Inc.	7,429	1,547
	Dick's Sporting Goods Inc.	3,505	695
*	Airbnb Inc. Class A	4,858	613
	Hyatt Hotels Corp. Class A	3,375	485
	NIKE Inc. Class B	8,955	473
	Pool Corp.	1,273	258
*	Flutter Entertainment plc	1,870	191
*	Lululemon Athletica Inc.	1,055	162
			4,424
Consumer Staples (6.3%)
	Tyson Foods Inc. Class A	12,266	786
	Unilever plc ADR	12,273	699
	Kroger Co.	9,308	674
	Keurig Dr Pepper Inc.	20,352	536
	Archer-Daniels-Midland Co.	5,056	367
	Constellation Brands Inc. Class A	2,191	329
			3,391
Energy (8.4%)
	SLB Ltd.	23,742	1,220
	Valero Energy Corp.	3,475	859
	ConocoPhillips	6,266	827
	Canadian Natural Resources Ltd.	15,224	742
	Exxon Mobil Corp.	3,002	509
	Williams Cos. Inc.	5,449	396
			4,553
Financials (15.2%)
	Chubb Ltd.	3,723	1,213
	Morgan Stanley	5,559	915
	Raymond James Financial Inc.	6,231	902
	M&T Bank Corp.	4,071	842
	KKR & Co. Inc.	7,563	700
	Tradeweb Markets Inc. Class A	5,476	644
	Ally Financial Inc.	15,802	620
	Wells Fargo & Co.	6,536	520
	KeyCorp	24,892	499
	Everest Group Ltd.	1,371	448
	MetLife Inc.	5,298	375
	Morningstar Inc.	1,798	304
	Voya Financial Inc.	3,897	266
			8,248
Health Care (13.3%)
	Merck & Co. Inc.	11,903	1,432
	AstraZeneca plc ADR	4,284	845
*	Cooper Cos. Inc.	8,979	642
	Agilent Technologies Inc.	5,420	618
	UnitedHealth Group Inc.	2,241	606
	Haleon plc ADR	58,813	589
	Cardinal Health Inc.	2,523	533
	Becton Dickinson & Co.	2,886	454
*	Charles River Laboratories International Inc.	2,406	415
*	Neurocrine Biosciences Inc.	2,984	393
1

Wellington U.S. Value Active ETF
		Shares	Market Value• ($000)
*	ICON plc	2,906	321
*	Waters Corp.	778	232
*	Centene Corp.	4,634	152
			7,232
Industrials (13.6%)
	Dover Corp.	4,506	939
	Deere & Co.	1,488	838
	Emerson Electric Co.	6,382	836
	Northrop Grumman Corp.	1,080	737
*	Boeing Co.	3,613	719
	PACCAR Inc.	5,851	676
*	CACI International Inc. Class A	1,031	561
	TransUnion	7,824	541
	Techtronic Industries Co. Ltd. ADR	7,911	526
	Canadian National Railway Co.	3,780	389
*	Builders FirstSource Inc.	4,548	375
	Booz Allen Hamilton Holding Corp.	3,013	235
			7,372
Information Technology (12.8%)
	Microsoft Corp.	4,197	1,554
	ASML Holding NV GDR (Registered)	777	1,026
	NVIDIA Corp.	3,785	660
	NXP Semiconductors NV	3,114	613
*	Dynatrace Inc.	14,334	530
	Roper Technologies Inc.	1,377	487
*	MongoDB Inc.	1,831	448
*	Zscaler Inc.	2,996	420
*	Advanced Micro Devices Inc.	1,538	313
*	MACOM Technology Solutions Holdings Inc.	1,352	300
*	Okta Inc.	3,673	289
*	Snowflake Inc.	1,630	246
	Broadcom Inc.	257	80
			6,966
Materials (4.8%)
	Reliance Inc.	2,418	735
*	James Hardie Industries plc	36,082	683
	Nutrien Ltd.	6,861	518
	PPG Industries Inc.	4,593	491
	Shin-Etsu Chemical Co. Ltd. ADR	9,442	192
			2,619
Real Estate (4.5%)
	Equinix Inc.	935	917
	Prologis Inc.	6,259	827
	UDR Inc.	11,657	394
	AvalonBay Communities Inc.	1,806	295
			2,433
Utilities (3.6%)
	Sempra	9,193	893
	Exelon Corp.	11,860	581
	Eversource Energy	6,954	482
			1,956
Total Common Stocks (Cost $53,654)			53,043
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $1,142)	11,414	1,141
Total Investments (99.9%) (Cost $54,796)			54,184
Other Assets and Liabilities—Net (0.1%)			40
Net Assets (100%)			54,224
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Wellington U.S. Value Active ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $53,654)	53,043
Affiliated Issuers (Cost $1,142)	1,141
Total Investments in Securities	54,184
Investment in Vanguard	1
Receivables for Accrued Income	69
Total Assets	54,254
Liabilities
Due to Custodian	3
Payables for Investment Securities Purchased	3
Payables to Investment Advisor	21
Payables to Vanguard	3
Total Liabilities	30
Net Assets	54,224
At March 31, 2026, net assets consisted of:

Paid-in Capital	53,903
Total Distributable Earnings (Loss)	321
Net Assets	54,224

Net Assets
Applicable to 870,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	54,224
Net Asset Value Per Share	$62.33

See accompanying Notes, which are an integral part of the Financial Statements.
3

Wellington U.S. Value Active ETF
Statement of Operations

November 14, 2025[1] to March 31, 2026
($000)
Investment Income
Income
Dividends[2]	312
Interest[3]	12
Total Income	324
Expenses
Investment Advisory Fees—Note B	27
The Vanguard Group—Note C
Management and Administrative	18
Custodian Fees	—
Shareholders’ Reports	4
Trustees’ Fees and Expenses	—
Other Expenses	2
Total Expenses	51
Net Investment Income	273
Realized Net Gain (Loss)
Investment Securities Sold[3,4]	739
Foreign Currencies	—
Realized Net Gain (Loss) on Investment Securities Sold	739
Change in Unrealized Appreciation (Depreciation) of Investment Securities[3]	(612)
Net Increase (Decrease) in Net Assets Resulting from Operations	400
1	Inception.
2	Dividends are net of foreign withholding taxes of $4.
3	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
4	Includes $681 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Wellington U.S. Value Active ETF
Statement of Changes in Net Assets

November 14, 2025[1] to March 31, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	273
Realized Net Gain (Loss)	739
Change in Unrealized Appreciation (Depreciation)	(612)
Net Increase (Decrease) in Net Assets Resulting from Operations	400
Distributions
Total Distributions	(79)
Capital Share Transactions
Issued	60,423
Issued in Lieu of Cash Distributions	—
Redeemed	(6,520)
Net Increase (Decrease) from Capital Share Transactions	53,903
Total Increase (Decrease)	54,224
Net Assets
Beginning of Period	—
End of Period	54,224
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Wellington U.S. Value Active ETF
Financial Highlights
For a Share Outstanding Throughout the Period	November 14, 2025[1] to March 31, 2026
Net Asset Value, Beginning of Period	$60.00
Investment Operations
Net Investment Income[2]	.382
Net Realized and Unrealized Gain (Loss) on Investments	2.072
Total from Investment Operations	2.454
Distributions
Dividends from Net Investment Income	(.124)
Distributions from Realized Capital Gains	—
Total Distributions	(.124)
Net Asset Value, End of Period	$62.33
Total Return	4.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54
Ratio of Total Expenses to Average Net Assets	0.30%
Ratio of Net Investment Income to Average Net Assets	1.60%
Portfolio Turnover Rate[3]	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Wellington U.S. Value Active ETF
Notes to Financial Statements
Vanguard Wellington U.S. Value Active ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company LLP beginning January 1, 2027, the investment advisory fee will be subject to quarterly adjustments based on the fund’s performance relative to the Russell 1000 Value Index since December 31, 2025. For the period ended March 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.16% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
7

Wellington U.S. Value Active ETF
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.
E.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	54,915
Gross Unrealized Appreciation	2,587
Gross Unrealized Depreciation	(3,318)
Net Unrealized Appreciation (Depreciation)	(731)
F.	During the period ended March 31, 2026, the fund purchased $13,290,000 of investment securities and sold $12,124,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $58,017,000 and $6,266,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital shares issued and redeemed were:

November 14, 2025[1] to March 31, 2026
Shares (000)
Issued	970
Issued in Lieu of Cash Distributions	—
Redeemed	(100)
Net Increase (Decrease) in Shares Outstanding	870
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At March 31, 2026, one shareholder was the record or beneficial owner of 50% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0552 052026
8

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Wellington Active ETFs

In May 2025, a majority of independent trustees Vanguard Wellesley Income Fund (Trustees) approved the launch of Vanguard Wellington Dividend Growth Active ETF, Vanguard Wellington U.S. Growth Active ETF and Vanguard Wellington U.S. Value Active ETF, whereby Wellington Management Company LLP (Wellington Management) will provide investment advisory services to each fund. The board determined that each investment advisory arrangement with Wellington Management was in the best interests of each fund and its prospective shareholders. The funds were launched in November 2025.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Wellington Management. The trustees considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. Wellington Management has a successful performance track record and prior experience with actively managed ETFs.

The Trustees concluded that Wellington Management’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that Wellington Management, in its management of similar strategies, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that each fund’s initial expense ratio will be below the average expense ratio charged by funds in its respective peer group and that each fund’s initial advisory expenses will also to be below the respective peer-group average.

The trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The Trustees concluded that the fund’s prospective shareholders will benefit from economies of scale because of breakpoints in each fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as each fund’s assets increase.

The Trustees will consider whether to renew the advisory arrangements again within a two-year period.

Trustees Approve Advisory Arrangement - Wellesley Income Fund

A majority of independent trustees of the board of Vanguard Wellesley Income Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The trustees determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The trustees considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. The fund seeks long-term growth of income, a high and sustainable level of current income, and moderate long-term capital appreciation by investing in high-quality bonds and stocks. For the fixed income portion of the fund, Wellington Management uses fundamental research to invest in investment-grade debt. For the equity portion, the advisor seeks to invest in large-capitalization companies with an attractive dividend yield relative to the market, below-average valuations, and stable or improving businesses. Wellington Management has advised the fund since its inception in 1970.

The trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The trustees considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 26, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.